PROSPECTUS: May 1, 2005

Ameritas NO-LOAD Variable Annuity (sm)
POLICY FORM 6150

Flexible Premium
Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios, listed in this prospectus' Separate Account Variable Investment Options section, from these series funds:

-------------------------- ----------------------------------------- -----------------------------------------------
                                Series Fund issuing the Subaccount
     Referred to as:                  underlying portfolios:                     Portfolio Advisor - Subadvisors
-------------------------- ----------------------------------------- -----------------------------------------------
-------------------- -------------------------------------------- ---------------------------------------------------
CALVERT              Calvert Variable Series, Inc. Calvert        Calvert Asset Management Company, Inc.
                     Social Portfolios
-------------------- -------------------------------------------- ---------------------------------------------------
FIDELITY             Variable Insurance Products: Initial Class   Fidelity Management & Research Company
-------------------- -------------------------------------------- ---------------------------------------------------
RYDEX                Rydex Variable Trust                         Rydex Global Advisors
-------------------- -------------------------------------------- ---------------------------------------------------
THIRD AVENUE         Third Avenue Variable Series Trust           Third Avenue Management LLC
-------------------- -------------------------------------------- ---------------------------------------------------
VANGUARD             Vanguard Variable Insurance Fund             Alliance Capital Management L.P.
                                                                  Baillie Gifford Overseas Ltd
                                                                  Barrow, Hanley, Mewhinney & Strauss, Inc.
                                                                  Granahan Investment Management, Inc.
                                                                  Grantham, Mayo, Van Otterloo & Co. LLC
                                                                  Schroder Investment Management North America, Inc.
                                                                  The Vanguard Group Inc.'s Fixed Income Group
                                                                  The Vanguard Group Inc.'s Quantitative Equity
                                                                  Group
                                                                  Wellington Management Company, LLP

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

         A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 333-120972), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the
                 Policy. Any representation to the contrary is a
                                criminal offense.


              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com
                             ----------------------

                        This page is intentionally blank

Contacting Us. To answer your questions or to send additional premium, write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                          e-mail: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us to learn what information is required for the request to be in "good order". We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need.


                            Make checks payable to:
                        "Ameritas Life Insurance Corp."


TABLE OF CONTENTS                                         Begin on Page

     DEFINED TERMS...............................................4
     POLICY OVERVIEW.............................................5
     CHARGES.....................................................6
     FINANCIAL INFORMATION.......................................8
     CHARGES EXPLAINED...........................................8
         Mortality and Expense Risk Charge
         Administrative Charges
           Annual Policy Fee
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios
         Waiver of Certain Charges
     INVESTMENT OPTIONS.........................................10
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs:
           Dollar Cost Averaging, Portfolio Rebalancing, Earning Sweep Model Asset Allocation Program
     IMPORTANT POLICY PROVISIONS................................16
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
     POLICY DISTRIBUTIONS.......................................20
         Withdrawals
         Loans
         Death Benefits
         Annuity Income Benefits
     FEDERAL INCOME TAX MATTERS.................................24
     MISCELLANEOUS..............................................26
         About Our Company
         Distribution of the Policies
         Voting Rights
         Legal Proceedings
     APPENDIX A:  Tax-Qualified Plan Disclosures................A:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain
         features described in this prospectus, may not be available in all states.

           If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents
              and disclosures for information about how some of the
               benefits and rights of the Policy may be affected.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Ameritas NO-LOAD Variable Annuity is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' first page and the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS - TRANSFERS section.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

         POLICY OPERATION & FEATURES
Premiums.
o    Minimum initial premium: $2,000.
o Minimum additional premium: $250, or $50 per month if through a regularly billed program.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.

Investment Options.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o    There are no withdrawal charges.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o    A death benefit is paid upon the death of the Owner.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix A to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

         BASE POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

         The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                                          Guaranteed
                                                                                           Current          Maximum
                                                                                             Fee              Fee
----------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
---------------------------------- -------------------------------------------------- ---------------- ---------------
 SALES LOAD                                                                                None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 WITHDRAWAL CHARGE                                                                         None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
PREMIUM TAXES                      Levied by some states and municipalities. Rates       0% - 3.5%       0% - 3.5%
                (upon premium)     and timing of the tax vary and may change.
---------------------------------- -------------------------------------------------- ---------------- ---------------
TRANSFER FEE (per transfer)        -  first 15 transfers per Policy year                   None             None
                                   -  over 15 transfers in one Policy Year,
                                      we may charge ...                                    None             $10
---------------------------------- -------------------------------------------------- ---------------- ---------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                                          Guaranteed
                                                                                           Current          Maximum
                                                                                             Fee              Fee
----------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender.
Waived if Policy value exceeds an amount, which we declare annually, on a Policy             $25             $40
Anniversary)
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
------------------------------------------------------------------------------------- ---------------- ---------------
MORTALITY & EXPENSE RISK CHARGE                                                             0.55%           0.80%
------------------------------------------------------------------------------------- ---------------- ---------------

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the contract More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
   Expenses that are deducted from portfolio company assets, including               Minimum              Maximum
   management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------
                                                                                    0.14% (1)           2.18% (2)
------------------------------------------------------------------------------ ------------------- ------------------

(1) Vanguard VIF Equity Index Fund.

(2) Calvert CVS Social International Equity Portfolio.

         EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                 ------------------------------------------------------------------------------
                                            The Policy's expenses are the same whether the Policy is
                                    surrendered, annuitized, or continued at the end of the time period shown.
                                 ------------------------------------------------------------------------------
 EXAMPLE                                 1 Yr              3 Yr              5 Yr             10 Yr
-------------------------------------------------------------------------------------------------------------------
 Maximum Policy Expenses (1)             $340             $1,036            $1,752           $3,636
 Minimum Policy Expenses (2)             $95               $295              $507            $1,099
-------------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expense Charges. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $25 and is waived if Policy value is at least $50,000 on a Policy Anniversary), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies.

(2) Minimum Policy Expense Charges. This example assumes current charges of 0.55% for Separate Account annual expenses, a $25 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies.

EACH PORTFOLIO'S OPERATING EXPENSES (as of December 31, 2004)
----------------------------------------------------------------------------------------------------------------
                                                                        Total                   Total Expenses
Subaccount's underlying                    Management      Other      Portfolio  Waivers and  after waivers and
Portfolio Name                                Fees         Fees         Fees      Reductions  reductions, if any
----------------------------------------- ------------ ------------- ----------- ------------ ------------------
    CALVERT PORTFOLIOS
    o     CVS Social Balanced                 0.70%        0.21%        0.91%       -            0.91%
    o     CVS Social Equity                   0.70%        0.65%        1.35%       0.27%        1.08% (1)
    o     CVS Social International Equity     1.10%        1.08%        2.18%       -            2.18% (2)
    o     CVS Social Mid Cap Growth           0.90%        0.27%        1.17%       -            1.17% (2)
    o     CVS Social Small Cap                1.00%        0.39%        1.39%       -            1.39% (2)
    FIDELITY (Initial Class)
    o     VIP Contrafund(R)                   0.57%        0.11%        0.68%       -            0.68% (3)
    o     VIP Equity Income                   0.47%        0.11%        0.58%       -            0.58% (3)
    o     VIP Growth                          0.58%        0.10%        0.68%       -            0.68% (3)
    o     VIP High Income                     0.58%        0.13%        0.71%       -            0.71%
    o     VIP Investment Grade Bond           0.43%        0.13%        0.56%       -            0.56%
    o     VIP Mid Cap                         0.57%        0.14%        0.71%       -            0.71% (3)
    o     VIP Overseas                        0.72%        0.19%        0.91%       -            0.91% (3)
    RYDEX
    o     Arktos                              0.90%        0.78%         1.68%      -            1.68%
    o     Juno                                0.90%        0.79%         1.69%      -            1.69%
    o     Mekros                              0.90%        0.80%         1.70%      -            1.70%
    o     Nova                                0.75%        0.79%         1.54%      -            1.54%
    o     OTC                                 0.75%        0.78%         1.53%      -            1.53%
    o     Precious Metals                     0.75%        0.79%         1.54%      -            1.54%
    o     Sector Rotation                     0.90%        0.80%         1.70%      -            1.70%
    o     Ursa                                0.90%        0.77%         1.67%      -            1.67%
    o     U.S. Government Bond                0.50%        0.73%         1.23%      -            1.23%
    THIRD AVENUE
    o     Third Avenue Value                  0.90%        0.31%         1.21%      -            1.21%
    VANGUARD
    o     VIF Balanced                        0.24%        0.02%         0.26%      -            0.26%
    o     VIF Diversified Value               0.40%        0.02%         0.42%      -            0.42%
    o     VIF Equity Income                   0.24%        0.02%         0.26%      -            0.26%
    o     VIF Equity Index                    0.12%        0.02%         0.14%      -            0.14%
    o     VIF Growth                          0.34%        0.02%         0.36%      -            0.36%
    o     VIF High Yield Bond                 0.21%        0.03%         0.24%      -            0.24%
    o     VIF International                   0.33%        0.08%         0.41%      -            0.41%
    o     VIF Mid-Cap Index                   0.21%        0.03%         0.24%      -            0.24%
    o     VIF Money Market                    0.12%        0.03%         0.15%      -            0.15%

                                      -7-

----------------------------------------------------------------------------------------------------------------
                                                                        Total                   Total Expenses
Subaccount's underlying                    Management      Other      Portfolio  Waivers and  after waivers and
Portfolio Name                                Fees         Fees         Fees      Reductions  reductions, if any
----------------------------------------- ------------ ------------- ----------- ------------ ------------------

    o     VIF REIT Index                      0.27%        0.04%         0.31%      -            0.31%
    o     VIF Small Company Growth            0.44%        0.02%         0.46%      -            0.46%
    o     VIF Total Bond Market               0.14%        0.03%         0.17%      -            0.17%
    o     VIF Total Stock Market Index        0.15%        0.02%         0.17%      -            0.17%
----------------------------------------------------------------------------------------------------------------

(1) The Advisor has contractually agreed to limit annual portfolio operating expenses through April 30, 2006 to 1.08% for CVS Social Equity Portfolio. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. The portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. To the extent the credit, if any, reduces portfolio expenses, the Advisor's obligation under the contractual expense limitation is reduced and the Advisor also benefits from the expense offset arrangement.

(2) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:

                   CVS Social International Equity            2.02%
                   CVS Social Mid Cap Growth                  1.15%
                   CVS Social Small Cap Growth                1.31%

(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been:

                   VIP Contrafund: Initial Class              0.66%
                   VIP Equity-Income: Initial Class           0.57%
                   VIP Growth: Initial Class                  0.65%
                   VIP Mid Cap: Initial Class                 0.68%
                   VIP Overseas: Initial Class                0.87%

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

FINANCIAL INFORMATION

         Since there were no sales of the Policy before the effective date of this Prospectus, there is no Accumulation Unit value history for each of the Separate Account variable investment options to report. When such information becomes available, we will include it in future updates to this Prospectus. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges. The Policy has no sales load and no withdrawal charges.

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

         ADMINISTRATIVE CHARGES

         Annual Policy Fee
         We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

     The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

                 You bear the risk that the variable investment
                    options you select may fail to meet their
                  objectives, that they could go down in value,
                       and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

---------------------------------------------------- ----------------------------------------------------------------
                   Separate Account
                     Portfolio                             Summary of Investment Strategy/Type
---------------------------------------------------- ----------------------------------------------------------------
                                                     Offered through Calvert Variable Series, Inc. Calvert Social
                      CALVERT                                                 Portfolios
                                                           Advised by Calvert Asset Management Company, Inc.
---------------------------------------------------- ----------------------------------------------------------------
CVS Social Balanced                                  Income and Growth.
---------------------------------------------------- ----------------------------------------------------------------
CVS Social Equity                                    Income and Growth.
---------------------------------------------------- ----------------------------------------------------------------
CVS Social International Equity                      Growth.
---------------------------------------------------- ----------------------------------------------------------------
CVS Social Mid Cap Growth                            Growth.
---------------------------------------------------- ----------------------------------------------------------------
CVS Social Small Cap Growth                          Growth.
---------------------------------------------------- ----------------------------------------------------------------

                                      -10-

---------------------------------------------------- ----------------------------------------------------------------
                   Separate Account
                     Portfolio                             Summary of Investment Strategy/Type
---------------------------------------------------- ----------------------------------------------------------------
              FIDELITY: Initial Class                         Offered through Variable Insurance Products
                                                          Advised by Fidelity Management and Research Company
---------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R)                                    Growth.
---------------------------------------------------- ----------------------------------------------------------------
VIP Equity Income                                    Income.
---------------------------------------------------- ----------------------------------------------------------------
VIP Growth                                           Growth.
---------------------------------------------------- ----------------------------------------------------------------
VIP High Income                                      Income.
---------------------------------------------------- ----------------------------------------------------------------
VIP Investment Grade Bond                            Bond.
---------------------------------------------------- ----------------------------------------------------------------
VIP Mid Cap                                          Growth.
---------------------------------------------------- ----------------------------------------------------------------
VIP Overseas Income and Growth to match the performance of the EAFE Index.
---------------------------------------------------- ----------------------------------------------------------------
                       RYDEX                                     Offered through Rydex Variable Trust
                                                                   Advised by Rydex Global Advisors.
---------------------------------------------------- ----------------------------------------------------------------
Arktos                                               Results that inversely correlate to performance of
                                                     the Nasdaq 100 Index.
---------------------------------------------------- ----------------------------------------------------------------
Juno                                                 Investment results that inversely correlate to the
                                                     performance of the Long Treasury Bond.
---------------------------------------------------- ----------------------------------------------------------------
Mekros                                               Match the performance of the Russell 2000 Index.
---------------------------------------------------- ----------------------------------------------------------------
Nova                                                 150% of the daily performance of the S&P 500 Index
---------------------------------------------------- ----------------------------------------------------------------
OTC                                                  Match the performance of the NASDAQ 100 Index.
---------------------------------------------------- ----------------------------------------------------------------
Precious Metals                                      Growth.
---------------------------------------------------- ----------------------------------------------------------------
Sector Rotation                                      Income and Growth.  Moves business among different mid-size sectors or industries.
---------------------------------------------------- ----------------------------------------------------------------
Ursa                                                 Results that inversely correlate to the performance of the
                                                     S&P 500 Index.
---------------------------------------------------- ----------------------------------------------------------------
U.S. Government Bond                                 120% of the daily price movement of the Long Treasury Bond.
---------------------------------------------------- ----------------------------------------------------------------
                   THIRD AVENUE                           Offered through Third Avenue Variable Series Trust
                                                                Advised by Third Avenue Management LLC
---------------------------------------------------- ----------------------------------------------------------------
Third Avenue Value                                   Long term capital appreciation.
---------------------------------------------------- ----------------------------------------------------------------
                VANGUARD (Advisor)                         Offered through Vanguard Variable Insurance Fund
---------------------------------------------------- ----------------------------------------------------------------
VIF Balanced                                         Growth and Income.
(Wellington Management Company, LLP)
---------------------------------------------------- ----------------------------------------------------------------
VIF Diversified Value                                Growth and Income.
(Barrow, Hanley, Mewhinney & Strauss, Inc.)
---------------------------------------------------- ----------------------------------------------------------------
VIF Equity Income
(Vanguard Quantitative Equity Group;                 Growth and Income.
Wellington Management Company, LLP)
---------------------------------------------------- ----------------------------------------------------------------
VIF Equity Index                                     Growth and Income.  Match performance of a broad-based market
(Vanguard Quantitative Equity Group)                 index of stocks of large U.S. companies.
---------------------------------------------------- ----------------------------------------------------------------
VIF Growth                                           Growth.
(Alliance Capital Management L.P.)
---------------------------------------------------- ----------------------------------------------------------------
VIF High Yield Bond                                  Income.  High-yield, higher-risk corporate "junk" bonds.
(Wellington Management Company, LLP)
---------------------------------------------------- ----------------------------------------------------------------
VIF International
(Schroder Investment Management North America        Growth.
Inc.; Baillie Gifford Overseas Ltd)
---------------------------------------------------- ----------------------------------------------------------------
VIF Mid-Cap Index                                    Growth and Income.  Match performance of a broad-based market
(Vanguard Quantitative Equity Group)                 index of stocks of medium U.S. companies.
---------------------------------------------------- ----------------------------------------------------------------
VIF Money Market                                     Money Market.
(Vanguard Fixed Income Group)
---------------------------------------------------- ----------------------------------------------------------------
VIF REIT Index
(Vanguard Quantitative Equity Group)                 Income and Growth.
---------------------------------------------------- ----------------------------------------------------------------
VIF Small Company Growth
(Granahan Investment Management, Inc.; Grantham,     Growth.
Mayo, Van Otterloo & Co. LLC)
---------------------------------------------------- ----------------------------------------------------------------
VIF Total Bond Market Index                          Match performance of a broad-based market index of
(Vanguard Fixed Income Group)                        publicly traded, investment-grade bonds.
---------------------------------------------------- ----------------------------------------------------------------
VIF Total Stock Market Index                         Growth and Income.  Match performance of Dow Jones Wilshire
(Vanguard Quantitative Equity Group)                 5000 Index.
---------------------------------------------------- ----------------------------------------------------------------

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the initial transfer during that year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -   $1,000.

          o A transfer into the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program):
               -    may be made only once each Policy Year from any Subaccount;
               - may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

o        Third Party Services
         Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

          We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your policy.
          o    You must complete the Morningstar Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may also receive revenue sharing from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

       There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

IMPORTANT POLICY PROVISIONS

         Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant is age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with the Policy's "right to examine" provision within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o    Your signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
          o    The only premium required. All others are optional.
          o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

         Additional Premiums
          o Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

o        Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.
          o The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount.

o        "Right to Examine" Period Allocations
         Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period and for all IRA plan Policies, we will hold your initial premium in the Vanguard VIF Money Market Subaccount for 13 days. Then, we will invest your initial premium in the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily mortality and expense risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month;
               minus
          (e) any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
          (g)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the State where the Policy is delivered.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

Withdrawals may be subject to:
    -   Income Tax
    -   Penalty Tax

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         ALIC and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

         DEATH BENEFITS

o        Death Benefit Upon Owner's Death

         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

A death benefit is payable upon:
        -    Your Policy being in force;
        -    Receipt of Due Proof of Death of the first Owner to die;
        -    Election of an annuity income option; and
        - Proof that the Owner died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

         If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

         If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Owner's Death section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o        Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:
          - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
          -    adjusted guaranteed death benefit premiums.

         We define adjusted guaranteed death benefit premiums as total premiums paid into the policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the policy, the adjusted guaranteed death benefit premiums is equal to the total premiums paid into the policy. To calculate the adjustment amount for the first withdrawal made under the policy, we determine the percentage by which the withdrawal reduces the policy value. For example, a $10,000 withdrawal from a policy with a $100,000 value is a 10% reduction in policy value. This percentage is calculated by dividing the amount of the withdrawal by the policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

         To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the policy value is reduced by taking the amount of the withdrawal in relation to the policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o        IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix A.

Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                                      If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      - - -               - - -                     Policy beneficiary receives the death benefit.
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      There is no         the beneficiary is the    surviving spouse may elect to become the
                      surviving joint     Policy Owner's            Policy Owner and continue the Policy, or may
                      Policy Owner who    surviving spouse,         have the Policy end and receive the death
                      is the deceased     unless the spouse is      benefit.
                      Owner's spouse      the surviving joint
                                          Policy Owner
--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         a Policy Owner is   there is no named         the Policy continues with the Policy Owner as
                      living              contingent or joint       the Policy Annuitant unless the Owner names a
                                          Annuitant                 new Annuitant.
--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         the Policy Owner    - - -                     the Annuitant's death is treated as a Policy
                      is a non-person                               Owner's death.
--------------------- ------------------- ------------------------- ------------------------------------------------
An Annuitant          a Policy Owner is   the contingent or joint   contingent Annuitant becomes the Annuitant,
                      living              Annuitant is living       and the Policy continues.
--------------------- ------------------- ------------------------- ------------------------------------------------

                                      If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
--------------------- ------------------- -------------------------------------------------------------------------
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Owner      There is a living   surviving Policy Owner remains as Owner for purposes of distributing any
                      joint Owner, and    remaining Policy proceeds pursuant to the annuity income option then in
                      the Annuitant is    effect.  If the annuity benefit payee was the deceased Policy Owner, the
                      living              surviving Owner receives the proceeds.  If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Owner      There is no         Policy beneficiary becomes the Policy Owner for purposes of distributing
                      surviving joint     any remaining Policy proceeds pursuant to the annuity income option then
                      Owner, and          in effect.  If the annuity benefit payee was the Owner, then the Policy
                      the Annuitant is    beneficiary receives the proceeds.  If the payee is other than the
                      living              Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Annuitant  any Policy Owner    Policy Owner (or other named payee) receives distribution of any
                      is living           remaining Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ------------------- --------------------------------------------------------------------------
the Annuitant         the Annuitant is    Policy beneficiary becomes the Policy Owner for purposes of distributing
                      also the Policy     any remaining Policy proceeds pursuant to the annuity income option then
                      Owner               in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the
                                          Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------

         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
     - require investments to be allocated to our general account, so are not variable.
     -   may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

FEDERAL INCOME TAX MATTERS

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o        Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o        Taxation of Death Proceeds
         A death benefit paid under the Policy is taxable to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an annuitant dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the annuitant dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the annuitant, then the surviving spouse is considered the annuitant, making it possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

o        Taxation of Withdrawals
         Withdrawals that exceed aggregate premiums are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal. Withdrawn earnings are included in gross income.

Periodic Withdrawals
         Periodic withdrawals are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary. Although periodic withdrawals are subject to federal income taxation, they are not subject to the 10% federal tax penalty that applies to non-periodic withdrawals.

Non-Periodic Withdrawals
         If you make a non-periodic withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty usually applies. However, the penalty does not apply to distributions:
          o    after the taxpayer reaches age 59 1/2;
          o    upon the death of the owner;
          o    if the taxpayer is defined as totally disabled;
          o    as a periodic withdrawal, as described above;
          o    under an immediate annuity; or
          o    under certain other limited circumstances.

o        Tax Treatment of Assignments and Transfers
         An assignment or pledge of a Policy may have tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy. Policies issued for non-qualified plans generally use premiums as the cost basis, while contracts issued in connection with qualified plans may have no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

         Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various withdrawal penalties, excise taxes and restrictions may apply to contributions or distributions made in violation of applicable limitations.

o        Tax Benefits During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

o        Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o        Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans. The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a qualified plan. Owners, annuitants and beneficiaries should seek competent financial advice about the tax consequences of Policy distributions.

         The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
          o    Individual Retirement Annuities (IRAs), Code Section 408(b);
          o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
          o    Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
               Section 408(p); and
          o    Roth IRAs, Code Section 408A.
The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy

o        Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. ("Ameritas") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New York. We are an indirectly wholly owned subsidiary of Ameritas Acacia Mutual Holding Company ("Ameritas Acacia"). In January 2005, Ameritas Acacia announced a merger with The Union Central Life Insurance Company expected to be completed in 2005. When completed, the new holding company will be renamed UNIFI Mutual Holding Company. More information about the merger can be found at this website: www.unificompanies.com. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, our ultimate parent company, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

         The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A: Tax-Qualified Plan Disclosures

-------------------------------------------- -----------------------------------
DISCLOSURE SUMMARY                           For annuity policies issued as a:
                                                  |  Regular IRA
AMERITAS LIFE INSURANCE CORP.                     |  SEP IRA
                                                  |  SIMPLE IRA
                                                  |  Roth IRA
-------------------------------------------- -----------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Policy no later than the seventh day after issuance to us at:

                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the


                                     -A:1-

Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

         Married Filing Jointly     Single/Head of Household
-------------------------------     ------------------------
Year            AGI                          AGI
----
2004     $65,000 - $ 75,000           $45,000 - $55,000
2005     $70,000 - $ 80,000           $50,000 - $60,000
2006     $75,000 - $ 85,000           $50,000 - $60,000
2007+    $80,000 - $ 100,000          $50,000 - $60,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life

You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the owner's death; (2) distribution is made because of your death or permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to

                                     -A:2-
non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). (Note: IRA owners working beyond age 70 1/2 are not permitted to delay distributions until after retirement.) You may satisfy the Required Minimum Distribution requirements by electing to receive either systematic payments or one lump sum of all the funds. If you elect systematic payments, there is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Regular IRA, your designated beneficiary must select to have the funds distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457plan, or SIMPLE plan into a Regular IRA. Such an event is called a Tax-Free Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.

                                     -A:3-

SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs. plan.

ROTH IRA

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $95,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $160,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
- You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
- If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a

                                     -A:4-
period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a traditional IRA to a Roth IRA

Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN
We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

                                     -A:5-

         IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

 for marketing assistance or other product questions prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                           e-mail: direct@ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.

         STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus is on file with the SEC and is incorporated into this prospectus by reference.
       For a free copy, access it on the SEC's Web Site (www.sec.gov, select "Search for Company Filings", then "Companies", then type in file number 333-120972), or write or call us. Here is the Table of Contents for the Statement of Additional Information:
------------------------------------------ -----------
                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services
Purchase of Securities Being Offered
------------------------------------------ -----------

Underwriters                                   2
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields
------------------------------------------ -----------

Other Information                              6
Service Marks and Copyright
Licensing Agreement
Financial Statements
------------------------------------------ -----------


                                    Last Page

Statement of Additional Information: April 12, 2005
to accompany Policy Prospectus dated:  April 12, 2005

AMERITAS NO-LOAD Variable Annuity (sm)

Flexible Premium Deferred Variable Annuity Policy

                             Ameritas Life Insurance Corp. Separate Account LLVA

         TABLE OF CONTENTS                       Page

General Information and History....................1
Services
Purchase of Securities Being Offered

Underwriters.......................................2
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Our Performance Reports
    Yields

Other Information..................................6
Service Marks and Copyright
Licensing Agreement
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us through our Web Site at www.ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. We issue life and health insurance and annuities throughout the United States (except New York).

                                    SERVICES

The statutory financial statements of Ameritas Life Insurance Corp. as of December 31, 2004 and 2003, and for the years then ended, and the financial statements of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2004, and for each of the periods in the two years then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508, independent auditors and independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

                                      SAI:1

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. AIC, an affiliate of ours, is a subsidiary of AMAL Corporation, a holding company that is a joint venture of Ameritas Life Insurance Corp., other Ameritas Acacia Companies and AmerUs Life Insurance Company. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                                      --------------- --------------- ---------------
                                                               YEAR:       2002            2003            2004
--------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission we paid to AIC that were paid to other       $41,835         $19,894         $62,477
broker-dealers and representatives (not kept by AIC).
--------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission earned and kept by AIC.                        None            None            None
--------------------------------------------------------------------- --------------- --------------- ---------------
Fees we paid to AIC for variable annuity Principal Underwriter           $10,500          $14,706        $17,500
services.
--------------------------------------------------------------------- --------------- --------------- ---------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web Site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

                                     SAI:2

Our Performance Reports
The standardized average annual total returns for each investment portfolio for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2004
(Reflects current Policy charges.)
Based on a $1,000 investment. Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.55%. Also reflects the current Policy Fee of $25.

None, since Subaccounts were not effective before  04/01/2005.

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:

NON-STANDARDIZED "ADJUSTED HISTORICAL" AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2004
(Reflects base Policy charges that are applicable to the Separate Account only; e.g., no Policy fee. Also reflects experience of the Subaccount underlying portfolio for periods beyond the Subaccount's own inception date.)
(Computed on the same basis as Standardized total return except no Policy fee is reflected. Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.55%.)

  Subaccount (inception date of underlying series                                              Ten Year or, if
  fund portfolio where Subaccount has less than 10                                                   less,
  year's experience)                                        One Year           Five Year        Since Inception
                                                        Continue Policy    Continue Policy     Continue Policy
-------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL PORTFOLIOS
    CVS Social Balanced (09/02/1986)                          8.34               0.48                 8.88
    CVS Social Equity (04/30/2002)                            7.42                N/A                 4.80
    CVS Social International Equity (06/30/1992)             18.03              -3.84                 6.53
    CVS Social Mid Cap Growth (07/16/1991)                    9.49               0.31                10.06
    CVS Social Small Cap Growth (03/15/1995)                 10.56               7.04                 7.85
FIDELITY (Initial Class)
    VIP Contrafund (01/03/1995)                              15.36               1.91                14.22
    VIP Equity Income (12/30/1994)                           11.49               4.47                11.31
    VIP Growth (12/30/1994)                                   3.36              -6.76                 9.97
    VIP High Income (09/19/1985)                              9.56              -0.24                 5.16
    VIP Investment Grade Bond (12/5/1988)                     4.43               7.89                 7.59
    VIP Mid Cap (12/28/1998)                                 24.74              14.99                20.01
    VIP Overseas (12/30/1994)                                13.64              -3.67                 6.30
RYDEX
    Arktos (05/31/2001)                                     -12.12                N/A                -7.84
    Juno (05/30/2003)                                       -11.12                N/A                -3.28
    Mekros 10/31/2001)                                       24.43                N/A                13.85
    Nova (05/07/1997)                                        15.01              -8.83                 2.84
    OTC (05/07/1997)                                          9.53             -17.00                 5.86
    Precious Metals (05/29/1997)                            -14.64               9.60                -1.80
    Sector Rotation (10/31/2001)                             24.43                N/A                13.85
    Ursa (06/10/1997)                                       -10.03               2.14                -5.62
    U.S. Government Bond (08/18/1997)                         8.46               8.95                 6.20
THIRD AVENUE
    Third Avenue Value (09/21/1999)                          19.88              19.71                20.57
VANGUARD
    VIF Balanced (12/30/1994)                                 6.61               6.65                 8.84
    VIF Diversified Value (02/09/1999)                       18.79              11.04                 6.55
    VIF Equity Income (06/07/1993)                           13.20               5.47                11.38
    VIF Equity Index (04/29/1991)                             4.30              -3.51                10.57
    VIF Growth (06/07/1993)                                   6.69             -13.98                 4.42
    VIF High Yield Bond (06/03/1996)                          8.50               2.97                 1.28
    VIF International (06/03/1994)                           17.88               0.00                 6.56
    VIF Mid-Cap Index (02/09/1999)                           20.24               9.87                12.74
    VIF REIT Index (02/09/1999)                              30.41              20.07                16.73
    VIF Small Company Growth (06/03/1996)                     9.43               7.44                13.04
    VIF Total Bond Market Index (04/29/1991)                  4.21               5.44                 3.15
    VIF Total Stock Market Index (01/31/2003)                10.88                N/A                22.42
-------------------------------------------------------------------------------------------------------------------

                                     SAI:3

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                            YIELD=2[(a - b +1)6 - 1]
                                       Cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

                       Subaccount Yields As of 12/31/2004
          Reflecting current charges             Yield         Effective Yield
          Vanguard Money Market Subaccount       0.26%              0.26%

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                     SAI:4

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web Site at www.sec.gov, select "Filings" and type in "Ameritas Life" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C.(Call the SEC at 1-800-SEC-0330 for details and public hours.)


             MORNINGSTAR(R) ASSET ALLOCATOR ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

                                     SAI:5

When AIC update the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. We and AIC may also receive revenue sharing from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. In advising those portfolios, AIC may, from time to time, recommend to the portfolio's board of trustees a change in portfolio management firm or strategy or the closure or merger of a portfolio, all of which could impact a model. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

                           SERVICE MARKS AND COPYRIGHT

"Ameritas," the bison symbol, and "Ameritas No-Load Variable Annuity" are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of

                                     SAI:6
the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.
                                     SAI:7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2004, and the related statements of operations and changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2004, and the results of their operations and changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 3, 2005

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS
INVESTMENTS AT FAIR VALUE:
     Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
        CVS Social Balanced Portfolio (Balanced) -
            212,139.203 shares at $1.872 per share (cost $363,916)                   $       397,125
        CVS Social International Equity Portfolio (International Equity) -
            30,128.778 shares at $16.49 per share (cost $463,719)                            496,824
        CVS Social Mid Cap Growth Portfolio (Mid Cap) -
            6,663.171 shares at $26.36 per share (cost $152,982)                             175,641
        CVS Social Small Cap Growth Portfolio (Small Cap) -
            8,484.470 shares at $16.80 per share (cost $133,522)                             142,539
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
        Ameritas Growth Portfolio (Growth) -
            3,506.365 shares at $45.72 per share (cost $147,457)                             160,311
        Ameritas Index 500 Portfolio (Index 500) -
            10,672.067 shares at $130.81 per share (cost $1,311,476)                       1,396,013
        Ameritas MidCap Growth Portfolio (MidCap) -
            9,969.052 shares at $35.71 per share (cost $320,077)                             355,995
        Ameritas Small Capitalization Portfolio (Small Cap) -
            5,728.443 shares at $27.06 per share (cost $147,236)                             155,012
     Scudder Investments VIT Funds (Scudder):
        VIT EAFE Equity Index Portfolio (EAFE Equity) -
            59,805.813 shares at $9.54 per share (cost $526,973)                             570,547
        VIT Small Cap Index Portfolio (Small Cap) -
            76,376.939 shares at $14.35 per share (cost $1,029,385)                        1,096,009
     Variable Insurance Products (Fidelity):
        VIP Contrafund Portfolio: Service Class (Contrafund SC) -
            45,508.161 shares at $26.53 per share (cost $1,111,278)                        1,207,332
        VIP High Income Portfolio: Service Class (High Income SC) -
            1,161,919.122 shares at $6.97 per share (cost $7,804,822)                      8,098,576
        VIP Investment Grade Bond Portfolio: Initial Class (Inv. Grade Bond IC)
            70,344.650 shares at $13.25 per share (cost $926,651)                            932,067
        VIP Mid Cap Portfolio: Service Class (Mid Cap SC) -
            260,473.014 shares at $30.07 per share (cost $7,368,445)                       7,832,424
     AIM Variable Insurance Funds (Invesco):
        AIM V.I. Financial Services Portfolio - Series I (Financial) -
            5,646.842 shares at $14.61 per share (cost $79,074)                               82,500
        AIM V.I. Health Sciences Portfolio - Series I (Health) -
            6,191.713 shares at $18.90 per share (cost $110,989)                             117,023
        AIM V.I. Technology Portfolio - Series I (Technology) -
            9,461.125 shares at $12.42 per share (cost $109,778)                             117,507


                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS, continued

INVESTMENTS AT FAIR VALUE:
     Janus Aspen Series - Institutional Shares (Janus):
        Growth Portfolio (Growth) -
            33,047.776 shares at $20.07 per share (cost $620,545)                    $       663,269
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
        AMT Balanced Portfolio (Balanced) -
            94,863.792 shares at $9.64 per share (cost $860,696)                             914,487
        AMT Growth Portfolio (Growth) -
            26,226.221 shares at $12.15 per share (cost $268,725)                            318,649
        AMT Limited Maturity Bond Portfolio (Limited Maturity Bond) -
            22,302.558 shares at $12.82 per share (cost $294,001)                            285,919
        AMT Partners Portfolio (Partners) -
            33,688.878 shares at $18.32 per share (cost $546,655)                            617,180
     Rydex Variable Trust (Rydex):
        Nova Portfolio (Nova) -
            1,198,892.112 shares at $8.26 per share (cost $9,390,393)                      9,902,849
        OTC Portfolio (OTC) -
            288,504.575 shares at $14.39 per share (cost $3,986,837)                       4,151,581
        Precious Metals Portfolio (Precious Metals) -
            136,055.530 shares at $8.57 per share (cost $1,199,332)                        1,165,996
        Ursa Portfolio (Ursa) -
            40,671.407 shares at $5.19 per share (cost $212,669)                             211,085
        U.S. Government Bond Portfolio (US Government Bond) -
            2,325.066 shares at $11.88 per share (cost $27,331)                               27,622
     Strong Variable Insurance Funds, Inc. (Strong Variable):
        Mid Cap Growth Fund II Portfolio (Growth) -
            18,146.323 shares at $16.36 per share (cost $259,015)                            296,874
     Strong Opportunity Fund II, Inc. (Strong Opportunity):
        Opportunity Fund II Portfolio (Opportunity) -
            39,359.126 shares at $22.45 per share (cost $747,806)                            883,612
     Third Avenue Variable Series Trust (Third Avenue):
        Third Avenue Value Portfolio (Value) -
            176,478.605 shares at $24.73 per share (cost $3,863,715)                       4,364,316
     Vanguard Variable Insurance Fund (Vanguard):
        VIF Money Market Portfolio (Money Market) -
            17,244,325.870 shares at $1.00 per share (cost $17,244,326)                   17,244,326
        VIF Equity Index Portfolio (Equity Index) -
            61,515.017 shares at $28.29 per share (cost $1,600,514)                        1,740,260
        VIF Total Bond Market Index Portfolio (Total Bond) -
            64,886.674 shares at $11.48 per share (cost $739,354)                            744,899


                                      FS-3


                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Vanguard Variable Insurance Fund (Vanguard), continued:
        VIF REIT Index Portfolio (REIT Index) -
            100,388.068 shares at $20.09 per share (cost $1,764,260)                 $     2,016,796
        VIF Mid-Cap Index Portfolio (Mid-Cap) -
            49,720.791 shares at $16.27 per share (cost $704,891)                            808,957
        VIF Equity Income Portfolio (Equity Income) -
            73,058.690 shares at $19.45 per share (cost $1,330,374)                        1,420,992
        VIF Growth Portfolio (Growth) -
            20,358.760 shares at $11.67 per share (cost $226,887)                            237,587
        VIF High Yield Bond Portfolio (High Yield Bond) -
            102,721.102 shares at $9.02 per share (cost $912,374)                            926,544
        VIF International Portfolio (International) -
            128,638.524 shares at $15.15 per share (cost $1,747,880)                       1,948,874
        VIF Diversified Value Portfolio (Diversified) -
            160,517.039 shares at $13.55 per share (cost $2,001,129)                       2,175,006
        VIF Small Company Growth Portfolio (Small Company Growth) -
            31,462.355 shares at $19.48 per share (cost $553,128)                            612,887
                                                                                   ------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                  $    77,014,012
                                                                                   ==================



The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                           Balanced
                                                                            ----------------------------------------
                                                                                  2004                  2003
                                                                            ------------------    ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $         6,502       $         4,091
   Mortality and expense risk charge                                                  (1,799)               (1,064)
                                                                            ------------------    ------------------
Net investment income(loss)                                                            4,703                 3,027
                                                                            ------------------    ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                  ----
   Net realized gain(loss) on sale of fund shares                                     11,706               (15,231)
                                                                            ------------------    ------------------
Net realized gain(loss)                                                               11,706               (15,231)
                                                                            ------------------    ------------------


Change in unrealized appreciation/depreciation                                         8,868                32,933
                                                                            ------------------    ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        25,277       $        20,729
                                                                            ==================    ==================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         4,703       $         3,027
   Net realized gain(loss)                                                            11,706               (15,231)
   Net change in unrealized appreciation/depreciation                                  8,868                32,933
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    25,277                20,729
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               102,490                 3,600
   Subaccounts transfers (including fixed account), net                               43,517                70,915
   Transfers for policyowner benefits and terminations                                (4,334)               (2,068)
   Policyowner maintenance charges                                                      (113)                 (110)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 141,560                72,337
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               166,837                93,066
Net assets at beginning of period                                                    230,288               137,222
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       397,125       $       230,288
                                                                            ==================    ==================


The accompanying notes are an integral part of these financial statements.

                                                       Calvert
--------------------------------------------------------------------------------------------------------------------

        International Equity                          Mid Cap                               Small Cap
-------------------------------------- -------------------------------------- --------------------------------------
         2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         3,869     $         1,046    $          ----    $          ----     $          ----    $         1,699
            (650)               (275)              (885)              (712)               (795)              (490)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           3,219                 771               (885)              (712)               (795)             1,209
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
           3,946              20,870              1,399             (3,251)              5,692             12,819
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           3,946              20,870              1,399             (3,251)              5,692             12,819
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          28,921               4,016             12,981             39,537               3,893             19,872
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        36,086     $        25,657    $        13,495    $        35,574     $         8,790    $        33,900
=================== ================== ================== =================== ================== ===================




 $         3,219     $           771    $          (885)   $          (712)    $          (795)   $         1,209
           3,946              20,870              1,399             (3,251)              5,692             12,819
          28,921               4,016             12,981             39,537               3,893             19,872
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          36,086              25,657             13,495             35,574               8,790             33,900
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             160              40,020               ----               ----                ----               ----
         447,079             (34,598)            14,208               (177)              6,747             57,571
         (38,576)               (161)              (328)              (163)            (16,402)              (160)
             (53)                (19)               (39)               (35)                (64)               (26)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         408,610               5,242             13,841               (375)             (9,719)            57,385
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         444,696              30,899             27,336             35,199                (929)            91,285
          52,128              21,229            148,305            113,106             143,468             52,183
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       496,824     $        52,128    $       175,641    $       148,305     $       142,539    $       143,468
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                             ----------------------------------------

                                                                                            Growth
                                                                            ----------------------------------------
                                                                                  2004                  2003
                                                                            ------------------    ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           213       $          ----
   Mortality and expense risk charge                                                    (762)                 (388)
                                                                            ------------------    ------------------
Net investment income(loss)                                                             (549)                 (388)
                                                                            ------------------    ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                  ----
   Net realized gain(loss) on sale of fund shares                                      3,603                (3,871)
                                                                            ------------------    ------------------
Net realized gain(loss)                                                                3,603                (3,871)
                                                                            ------------------    ------------------


Change in unrealized appreciation/depreciation                                         2,219                26,596
                                                                            ------------------    ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         5,273       $        22,337
                                                                            ==================    ==================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (549)      $          (388)
   Net realized gain(loss)                                                             3,603                (3,871)
   Net change in unrealized appreciation/depreciation                                  2,219                26,596
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     5,273                22,337
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                   421                   611
   Subaccounts transfers (including fixed account), net                               26,344                62,357
   Transfers for policyowner benefits and terminations                                  ----                  ----
   Policyowner maintenance charges                                                       (99)                  (52)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  26,666                62,916
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                31,939                85,253
Net assets at beginning of period                                                    128,372                43,119
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       160,311       $       128,372
                                                                            ==================    ==================


The accompanying notes are an integral part of these financial statements.

                                    Ameritas
--------------------------------------------------------------------------------------------------------------------

              Index 500                                MidCap                               Small Cap
-------------------------------------- -------------------------------------- --------------------------------------
         2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        23,250     $        41,350    $          ----    $          ----     $          ----    $          ----
          (8,881)             (7,220)            (1,982)            (1,222)               (557)              (833)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          14,369              34,130             (1,982)            (1,222)               (557)              (833)
------------------- ------------------ ------------------ -------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
         215,513              64,455               (465)            91,784              (3,157)           (20,607)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         215,513              64,455               (465)            91,784              (3,157)           (20,607)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        (160,706)            247,257             24,244             13,504               7,179              5,030
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        69,176     $       345,842    $        21,797    $       104,066     $         3,465    $       (16,410)
=================== ================== ================== =================== ================== ===================




 $        14,369     $        34,130    $        (1,982)   $        (1,222)    $          (557)   $          (833)
         215,513              64,455               (465)            91,784              (3,157)           (20,607)
        (160,706)            247,257             24,244             13,504               7,179              5,030
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          69,176             345,842             21,797            104,066               3,465            (16,410)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          19,498               2,588             29,832              2,378                ----                165
      (1,915,370)          2,870,133            (10,670)           179,651              59,414          1,119,598
         (55,930)            (94,523)            (1,565)              ----                (201)        (1,122,992)
            (670)               (257)              (135)               (68)                (16)               (22)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
      (1,952,472)          2,777,941             17,462            181,961              59,197             (3,251)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

      (1,883,296)          3,123,783             39,259            286,027              62,662            (19,661)
       3,279,309             155,526            316,736             30,709              92,350            112,011
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     1,396,013     $     3,279,309    $       355,995    $       316,736     $       155,012    $        92,350
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Scudder
                                                                           -----------------------------------------

                                                                                         EAFE Equity
                                                                           -----------------------------------------
                                                                                  2004                  2003
                                                                           -------------------   -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                          $         3,956       $           522
   Mortality and expense risk charge                                                 (1,172)                 (167)
                                                                           -------------------   -------------------
 Net investment income(loss)                                                          2,784                   355
                                                                           -------------------   -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     ----                  ----
   Net realized gain(loss) on sale of fund shares                                    17,078                 4,866
                                                                           -------------------   -------------------
Net realized gain(loss)                                                              17,078                 4,866
                                                                           -------------------   -------------------


Change in unrealized appreciation/depreciation                                       34,682                 8,896
                                                                           -------------------   -------------------

Net increase(decrease) in net assets resulting
   from operations                                                          $        54,544       $        14,117
                                                                           ===================   ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                              $         2,784       $           355
   Net realized gain(loss)                                                           17,078                 4,866
   Net change in unrealized appreciation/depreciation                                34,682                 8,896
                                                                           -------------------   -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   54,544                14,117
                                                                           -------------------   -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               50,017                 6,061
   Subaccounts transfers (including fixed account), net                             282,998               168,876
   Transfers for policyowner benefits and terminations                                 (149)              (14,250)
   Policyowner maintenance charges                                                     (120)                  (70)
                                                                           -------------------   -------------------
Net increase(decrease) from policyowner transactions                                332,746               160,617
                                                                           -------------------   -------------------

Total increase(decrease) in net assets                                              387,290               174,734
Net assets at beginning of period                                                   183,257                 8,523
                                                                           -------------------   -------------------
Net assets at end of period                                                 $       570,547       $       183,257
                                                                           ===================   ===================


The accompanying notes are an integral part of these financial statements.


               Scudder                                                   Fidelity
-------------------------------------- -----------------------------------------------------------------------------

              Small Cap                            Contrafund SC                         High Income SC
-------------------------------------- -------------------------------------- --------------------------------------
         2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         1,985     $         1,425    $         1,978    $           614     $         7,376    $         7,483
          (2,331)             (2,266)            (5,138)            (2,301)            (17,693)           (12,283)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            (346)               (841)            (3,160)            (1,687)            (10,317)            (4,800)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
          (2,222)            158,193             88,435            120,823             377,481            411,928
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (2,222)            158,193             88,435            120,823             377,481            411,928
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          40,675              29,468             72,856             24,495              18,219            174,128
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        38,107     $       186,820    $       158,131    $       143,631     $       385,383    $       581,256
=================== ================== ================== =================== ================== ===================




 $          (346)    $          (841)   $        (3,160)   $        (1,687)    $       (10,317)   $        (4,800)
          (2,222)            158,193             88,435            120,823             377,481            411,928
          40,675              29,468             72,856             24,495              18,219            174,128
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          38,107             186,820            158,131            143,631             385,383            581,256
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          27,179               1,782             10,231                400                 220          1,012,451
         774,618              23,952            370,386            394,782           1,716,765          2,787,868
         (73,136)            (14,020)           (29,004)            (1,016)            (88,523)              ----
            (206)               (103)              (228)               (94)               (312)              (149)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         728,455              11,611            351,385            394,072           1,628,150          3,800,170
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         766,562             198,431            509,516            537,703           2,013,533          4,381,426
         329,447             131,016            697,816            160,113           6,085,043          1,703,617
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     1,096,009     $       329,447    $     1,207,332    $       697,816     $     8,098,576    $     6,085,043
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------

                                                                                       Inv. Grade Bond IC
                                                                             ---------------------------------------
                                                                                   2004                 2003
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $        12,687     $         5,481
   Mortality and expense risk charge                                                   (1,520)             (1,258)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            11,167               4,223
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      9,125               1,929
   Net realized gain(loss) on sale of fund shares                                     (13,616)             36,147
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                (4,491)             38,076
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                          2,857              (5,093)
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $         9,533     $        37,206
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        11,167     $         4,223
   Net realized gain(loss)                                                             (4,491)             38,076
   Net change in unrealized appreciation/depreciation                                   2,857              (5,093)
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      9,533              37,206
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 17,924                 225
   Subaccounts transfers (including fixed account), net                               760,079            (174,218)
   Transfers for policyowner benefits and terminations                                 (8,319)            (42,862)
   Policyowner maintenance charges                                                       (104)               (113)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                  769,580            (216,968)
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                779,113            (179,762)
Net assets at beginning of period                                                     152,954             332,716
                                                                             ------------------  -------------------
Net assets at end of period                                                   $       932,067     $       152,954
                                                                             ==================  ===================

The accompanying notes are an integral part of these financial statements.

              Fidelity                                                   Invesco
-------------------------------------- -----------------------------------------------------------------------------

             Mid Cap SC                              Financial                               Health
-------------------------------------- -------------------------------------- --------------------------------------
         2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $          ----     $           501    $           576    $           242     $          ----    $          ----
          (7,985)             (1,807)              (465)              (178)               (840)              (457)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (7,985)             (1,306)               111                 64                (840)              (457)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
          98,091              17,657              9,611              1,817               5,298             11,615
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          98,091              17,657              9,611              1,817               5,298             11,615
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         356,415             110,975             (1,051)             4,974                (984)            13,185
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       446,521     $       127,326    $         8,671    $         6,855     $         3,474    $        24,343
=================== ================== ================== =================== ================== ===================




 $        (7,985)    $        (1,306)   $           111    $            64     $          (840)   $          (457)
          98,091              17,657              9,611              1,817               5,298             11,615
         356,415             110,975             (1,051)             4,974                (984)            13,185
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         446,521             127,326              8,671              6,855               3,474             24,343
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           3,880                 893              3,190                120              13,044              1,604
       6,756,388             371,420              3,372             41,736             (56,399)            86,472
         (46,962)           (122,793)            (1,050)              ----             (29,033)              ----
            (183)                (87)              (121)               (18)                (31)               (33)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       6,713,123             249,433              5,391             41,838             (72,419)            88,043
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       7,159,644             376,759             14,062             48,693             (68,945)           112,386
         672,780             296,021             68,438             19,745             185,968             73,582
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     7,832,424     $       672,780    $        82,500    $        68,438     $       117,023    $       185,968
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Invesco
                                                                             ---------------------------------------

                                                                                           Technology
                                                                             ---------------------------------------
                                                                                   2004                 2003
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $          ----     $          ----
   Mortality and expense risk charge                                                     (716)               (654)
                                                                             ------------------  -------------------
Net investment income(loss)                                                              (716)               (654)
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                     (11,163)             (5,188)
                                                                             ------------------  -------------------
Net realized gain(loss)                                                               (11,163)             (5,188)
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                          4,176               5,063
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        (7,703)    $          (779)
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $          (716)    $          (654)
   Net realized gain(loss)                                                            (11,163)             (5,188)
   Net change in unrealized appreciation/depreciation                                   4,176               5,063
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (7,703)               (779)
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  4,908               2,272
   Subaccounts transfers (including fixed account), net                                59,645              57,455
   Transfers for policyowner benefits and terminations                                 (2,792)            (13,919)
   Policyowner maintenance charges                                                        (70)                (18)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                   61,691              45,790
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                 53,988              45,011
Net assets at beginning of period                                                      63,519              18,508
                                                                             ------------------  -------------------
Net assets at end of period                                                   $       117,507     $        63,519
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.

                Janus                                                Neuberger Berman
-------------------------------------- -----------------------------------------------------------------------------

               Growth                                Balanced                                Growth
-------------------------------------- -------------------------------------- --------------------------------------
         2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $           803     $            56    $        10,657    $         2,137     $          ----    $          ----
            (760)               (257)            (2,305)              (693)             (1,004)              (810)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              43                (201)             8,352              1,444              (1,004)              (810)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
             913                  57              3,589               (787)              8,727              5,843
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             913                  57              3,589               (787)              8,727              5,843
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          28,621              14,104             53,511             17,749              26,628             36,246
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        29,577     $        13,960    $        65,452    $        18,406     $        34,351    $        41,279
=================== ================== ================== =================== ================== ===================




 $            43     $          (201)   $         8,352    $         1,444     $        (1,004)   $          (810)
             913                  57              3,589               (787)              8,727              5,843
          28,621              14,104             53,511             17,749              26,628             36,246
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          29,577              13,960             65,452             18,406              34,351             41,279
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


              90                  90              1,740              7,914               6,898             10,063
         574,307              54,767            717,604              2,506             172,399            (67,348)
          (9,283)                (77)            (5,810)              (126)            (38,202)            (1,087)
             (88)                (74)              (273)              (263)               (194)              (207)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         565,026              54,706            713,261             10,031             140,901            (58,579)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         594,603              68,666            778,713             28,437             175,252            (17,300)
          68,666                ----            135,774            107,337             143,397            160,697
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       663,269     $        68,666    $       914,487    $       135,774     $       318,649    $       143,397
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                             ---------------------------------------

                                                                                     Limited Maturity Bond
                                                                             ---------------------------------------
                                                                                   2004                 2003
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $         7,716     $        12,972
   Mortality and expense risk charge                                                   (1,823)             (1,873)
                                                                             ------------------  -------------------
Net investment income(loss)                                                             5,893              11,099
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                      (7,675)              3,528
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                (7,675)              3,528
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                          2,350             (12,261)
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $           568     $         2,366
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $         5,893     $        11,099
   Net realized gain(loss)                                                             (7,675)              3,528
   Net change in unrealized appreciation/depreciation                                   2,350             (12,261)
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        568               2,366
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  3,262               6,128
   Subaccounts transfers (including fixed account), net                                (6,723)            181,330
   Transfers for policyowner benefits and terminations                                 (4,464)             (1,912)
   Policyowner maintenance charges                                                        (98)                (68)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                   (8,023)            185,478
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                 (7,455)            187,844
Net assets at beginning of period                                                     293,374             105,530
                                                                             ------------------  -------------------
Net assets at end of period                                                   $       285,919     $       293,374
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.


          Neuberger Berman                                                Rydex
-------------------------------------- -----------------------------------------------------------------------------

              Partners                                 Nova                                    OTC
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $            64     $          ----    $           385    $          ----     $          ----    $          ----
          (3,046)             (2,401)           (13,631)            (2,186)             (8,801)            (2,061)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (2,982)             (2,401)           (13,246)            (2,186)             (8,801)            (2,061)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
            (584)            (36,197)           573,684             70,114               4,436            (41,532)
------------------- ------------------ ------------------ -------------------- ------------------ -------------------
            (584)            (36,197)           573,684             70,114               4,436            (41,532)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          95,256             169,651            454,687             72,678             120,625            148,218
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        91,690     $       131,053    $     1,015,125    $       140,606     $       116,260    $       104,625
=================== ================== ================== =================== ================== ===================




 $        (2,982)    $        (2,401)   $       (13,246)   $        (2,186)    $        (8,801)   $        (2,061)
            (584)            (36,197)           573,684             70,114               4,436            (41,532)
          95,256             169,651            454,687             72,678             120,625            148,218
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          91,690             131,053          1,015,125            140,606             116,260            104,625
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           5,167                  20             12,361                100             104,605              6,310
          52,009             (20,012)         8,214,169            404,862           3,209,793            342,438
         (42,667)             (3,106)           (37,567)           (14,427)            (45,930)           (30,647)
            (282)               (325)              (312)              (124)               (318)              (190)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          14,227             (23,423)         8,188,651            390,411           3,268,150            317,911
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         105,917             107,630          9,203,776            531,017           3,384,410            422,536
         511,263             403,633            699,073            168,056             767,171            344,635
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       617,180     $       511,263    $     9,902,849    $       699,073     $     4,151,581    $       767,171
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                             ---------------------------------------

                                                                                        Precious Metals
                                                                             ---------------------------------------
                                                                                   2004                 2003
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $          ----     $          ----
   Mortality and expense risk charge                                                   (7,624)             (4,537)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            (7,624)             (4,537)
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                     (57,119)            146,823
                                                                             ------------------  -------------------
Net realized gain(loss)                                                               (57,119)            146,823
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                       (229,497)            137,844
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $      (294,240)    $       280,130
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        (7,624)    $        (4,537)
   Net realized gain(loss)                                                            (57,119)            146,823
   Net change in unrealized appreciation/depreciation                                (229,497)            137,844
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (294,240)            280,130
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  9,955               1,375
   Subaccounts transfers (including fixed account), net                               (28,595)            620,876
   Transfers for policyowner benefits and terminations                               (107,666)           (118,489)
   Policyowner maintenance charges                                                       (284)               (202)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                 (126,590)            503,560
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                               (420,830)            783,690
Net assets at beginning of period                                                   1,586,826             803,136
                                                                             ------------------  -------------------
Net assets at end of period                                                   $     1,165,996     $     1,586,826
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.

                                   Rydex                                                 Strong Variable
----------------------------------------------------------------------------- --------------------------------------

                Ursa                            US Government Bond                           Growth
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $          ----     $          ----    $         3,336    $         7,387     $          ----    $          ----
          (6,883)             (3,799)              (546)            (1,256)             (1,076)            (1,226)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (6,883)             (3,799)             2,790              6,131              (1,076)            (1,226)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----              4,758              6,784                ----               ----
        (173,000)           (165,111)           (22,526)           (24,596)              8,835            (13,721)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
        (173,000)           (165,111)           (17,768)           (17,812)              8,835            (13,721)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             767              (4,074)               378             (5,715)             27,922             76,490
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $      (179,116)    $      (172,984)   $       (14,600)   $       (17,396)    $        35,681    $        61,543
=================== ================== ================== =================== ================== ===================




 $        (6,883)    $        (3,799)   $         2,790    $         6,131     $        (1,076)   $        (1,226)
        (173,000)           (165,111)           (17,768)           (17,812)              8,835            (13,721)
             767              (4,074)               378             (5,715)             27,922             76,490
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        (179,116)           (172,984)           (14,600)           (17,396)             35,681             61,543
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           1,375               2,375              3,090              2,790               6,099              2,888
         264,190              78,136             22,302           (260,337)            112,885            (88,963)
            (402)            (17,675)           (12,000)           (27,053)             (8,885)           (16,599)
            (260)               (253)               (48)               (84)               (239)              (323)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         264,903              62,583             13,344           (284,684)            109,860           (102,997)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          85,787            (110,401)            (1,256)          (302,080)            145,541            (41,454)
         125,298             235,699             28,878            330,958             151,333            192,787
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       211,085     $       125,298    $        27,622    $        28,878     $       296,874    $       151,333
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Strong Opportunity
                                                                             ---------------------------------------

                                                                                          Opportunity
                                                                             ---------------------------------------
                                                                                   2004                 2003
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received                                            $             ----     $           406
   Mortality and expense risk charge                                                   (4,061)             (2,853)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            (4,061)             (2,447)
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                      33,655            (203,936)
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                33,655            (203,936)
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                         95,874             360,049
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $       125,468     $       153,666
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        (4,061)    $        (2,447)
   Net realized gain(loss)                                                             33,655            (203,936)
   Net change in unrealized appreciation/depreciation                                  95,874             360,049
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    125,468             153,666
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 21,577               1,954
   Subaccounts transfers (including fixed account), net                               149,037            (141,332)
   Transfers for policyowner benefits and terminations                                (20,050)               (156)
   Policyowner maintenance charges                                                       (331)               (326)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                  150,233            (139,860)
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                275,701              13,806
Net assets at beginning of period                                                     607,911             594,105
                                                                             ------------------  -------------------
Net assets at end of period                                                   $       883,612     $       607,911
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.


            Third Avenue                                                 Vanguard
-------------------------------------- -------------------------------------- --------------------------------------

                Value                              Money Market                           Equity Index
-------------------------------------- -------------------------------------- --------------------------------------
         2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
 $        11,574     $         1,036    $       328,121    $       163,212     $        16,865     $         4,680
         (11,508)             (2,915)          (142,159)           (90,140)             (9,447)             (2,663)
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
              66              (1,879)           185,962             73,072               7,418               2,017
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


          22,150              10,419               ----               ----              33,248               9,360
         155,068              19,115               ----               ----              68,986              19,005
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
         177,218              29,534               ----               ----             102,234              28,365
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


         329,589             176,442               ----               ----              51,998              92,497
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


 $       506,873     $       204,097    $       185,962    $        73,072     $       161,650     $       122,879
=================== ================== ================== =================== ==================  ==================




 $            66     $        (1,879)   $       185,962    $        73,072     $         7,418     $         2,017
         177,218              29,534               ----               ----             102,234              28,365
         329,589             176,442               ----               ----              51,998              92,497
------------------- ------------------ ------------------ ------------------- ------------------  ------------------

         506,873             204,097            185,962             73,072             161,650             122,879
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


          40,582              12,278         31,232,212         26,452,074             103,206               9,335
       2,484,696           1,027,739        (28,189,569)       (18,906,575)           (376,583)          1,447,260
         (19,645)           (102,793)        (2,175,852)        (4,092,037)            (16,844)               ----
            (452)               (123)            (3,268)            (2,251)               (434)               (143)
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
       2,505,181             937,101            863,523          3,451,211            (290,655)          1,456,452
------------------- ------------------ ------------------ ------------------- ------------------  ------------------

       3,012,054           1,141,198          1,049,485          3,524,283            (129,005)          1,579,331
       1,352,262             211,064         16,194,841         12,670,558           1,869,265             289,934
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
 $     4,364,316     $     1,352,262    $    17,244,326    $    16,194,841     $     1,740,260     $     1,869,265
=================== ================== ================== =================== ==================  ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                             ---------------------------------------

                                                                                           Total Bond
                                                                             ---------------------------------------
                                                                                   2004                 2003
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $        15,087     $        12,473
   Mortality and expense risk charge                                                   (2,184)             (1,227)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            12,903              11,246
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        495                ----
   Net realized gain(loss) on sale of fund shares                                      (2,168)             (2,225)
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                (1,673)             (2,225)
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                          1,633                 637
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        12,863     $         9,658
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        12,903     $        11,246
   Net realized gain(loss)                                                             (1,673)             (2,225)
   Net change in unrealized appreciation/depreciation                                   1,633                 637
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     12,863               9,658
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 22,589               4,440
   Subaccounts transfers (including fixed account), net                               528,660              20,861
   Transfers for policyowner benefits and terminations                                (70,832)               ----
   Policyowner maintenance charges                                                       (185)               (110)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                  480,232              25,191
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                493,095              34,849
Net assets at beginning of period                                                     251,804             216,955
                                                                             ------------------  -------------------
Net assets at end of period                                                   $       744,899     $       251,804
                                                                             ==================  ===================

The accompanying notes are an integral part of these statements.

                                                     Vanguard
--------------------------------------------------------------------------------------------------------------------

             REIT Index                               Mid-Cap                             Equity Income
-------------------------------------- -------------------------------------- --------------------------------------
         2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       132,630     $         3,090    $         3,372    $           535     $        18,002    $         2,331
         (10,766)             (5,369)            (3,197)            (1,045)             (5,300)              (989)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         121,864              (2,279)               175               (510)             12,702              1,342
------------------- ------------------ ------------------ -------------------- ------------------ -------------------


          87,938               2,400               ----              1,713              90,778                130
         161,319              79,089             20,400             29,864             (21,655)               (96)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         249,257              81,489             20,400             31,577              69,123                 34
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         (71,608)            325,973             83,275             21,517              49,453             46,579
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       299,513     $       405,183    $       103,850    $        52,584     $       131,278    $        47,955
=================== ================== ================== =================== ================== ===================




 $       121,864     $        (2,279)   $           175    $          (510)    $        12,702    $         1,342
         249,257              81,489             20,400             31,577              69,123                 34
         (71,608)            325,973             83,275             21,517              49,453             46,579
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         299,513             405,183            103,850             52,584             131,278             47,955
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          40,108               1,635             26,641              3,699             135,930              5,053
      (2,639,616)          4,223,359            194,945            408,400             770,142            343,326
         (61,788)           (377,571)           (21,793)           (13,669)            (10,320)           (72,198)
            (269)               (148)              (239)               (58)               (232)               (97)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
      (2,661,565)          3,847,275            199,554            398,372             895,520            276,084
------------------- ------------------ ------------------ -------------------- ------------------ -------------------

      (2,362,052)          4,252,458            303,404            450,956           1,026,798            324,039
       4,378,848             126,390            505,553             54,597             394,194             70,155
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     2,016,796     $     4,378,848    $       808,957    $       505,553     $     1,420,992    $       394,194
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                                            Growth
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           343      $            84
   Mortality and expense risk charge                                                    (582)                (183)
                                                                            -------------------  -------------------
Net investment income(loss)                                                             (239)                 (99)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                 ----
   Net realized gain(loss) on sale of fund shares                                        888                1,920
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                  888                1,920
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                         6,213                6,007
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         6,862      $         7,828
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (239)     $           (99)
   Net realized gain(loss)                                                               888                1,920
   Net change in unrealized appreciation/depreciation                                  6,213                6,007
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     6,862                7,828
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                10,312                2,080
   Subaccounts transfers (including fixed account), net                              161,968               50,219
   Transfers for policyowner benefits and terminations                                  (147)             (20,528)
   Policyowner maintenance charges                                                       (41)                 (25)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                 172,092               31,746
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                               178,954               39,574
Net assets at beginning of period                                                     58,633               19,059
                                                                            -------------------  -------------------
Net assets at end of period                                                  $       237,587      $        58,633
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.

                                                     Vanguard
--------------------------------------------------------------------------------------------------------------------

           High Yield Bond                         International                           Diversified
-------------------------------------- -------------------------------------- --------------------------------------
         2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       142,105     $        38,789    $         8,038    $         1,629     $         8,908    $         1,132
          (4,537)             (3,635)            (4,809)            (1,526)             (4,170)              (678)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         137,568              35,154              3,229                103               4,738                454
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
         (89,109)             15,846             29,288             50,782              19,838            (10,495)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (89,109)             15,846             29,288             50,782              19,838            (10,495)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          (9,611)             20,536            143,334             55,164             154,237             19,631
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        38,848     $        71,536    $       175,851    $       106,049     $       178,813    $         9,590
=================== ================== ================== =================== ================== ===================




 $       137,568     $        35,154    $         3,229    $           103     $         4,738    $           454
         (89,109)             15,846             29,288             50,782              19,838            (10,495)
          (9,611)             20,536            143,334             55,164             154,237             19,631
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          38,848              71,536            175,851            106,049             178,813              9,590
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          68,615               2,040              1,537                964              32,866              2,467
         271,043             385,989          1,234,795            324,385           1,736,375            222,390
         (44,659)               (327)           (45,523)              (415)            (50,798)              (587)
            (108)               (125)              (255)              (135)               (207)               (37)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         294,891             387,577          1,190,554            324,799           1,718,236            224,233
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         333,739             459,113          1,366,405            430,848           1,897,049            233,823
         592,805             133,692            582,469            151,621             277,957             44,134
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       926,544     $       592,805    $     1,948,874    $       582,469     $     2,175,006    $       277,957
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                                     Small Company Growth
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           377      $             4
   Mortality and expense risk charge                                                  (2,816)              (1,940)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (2,439)              (1,936)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                 ----
   Net realized gain(loss) on sale of fund shares                                      5,098              116,984
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                5,098              116,984
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                        51,407               16,912
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        54,066      $       131,960
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (2,439)     $        (1,936)
   Net realized gain(loss)                                                             5,098              116,984
   Net change in unrealized appreciation/depreciation                                 51,407               16,912
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    54,066              131,960
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                12,954                2,857
   Subaccounts transfers (including fixed account), net                              174,277              157,916
   Transfers for policyowner benefits and terminations                               (67,269)              (1,098)
   Policyowner maintenance charges                                                      (155)                (106)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                 119,807              159,569
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                               173,873              291,529
Net assets at beginning of period                                                    439,014              147,485
                                                                            -------------------  -------------------
Net assets at end of period                                                  $       612,887      $       439,014
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVA (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support the variable annuity product issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2004 there are forty-one subaccounts available within the Account:

    Calvert Asset Management Company, Inc.                    Fidelity Management & Research Company
    (Advisor) (See Note 3)                                      Fidelity
      Calvert (Fund)                                             *Contrafund SC
       *Balanced (Subaccount)                                     (Commenced May 30, 2000)
        (Commenced June 20, 2000)                                *High Income SC
       *International Equity                                      (Commenced July 27, 2000)
        (Commenced July 31, 2000)                                *Inv. Grade Bond IC
       *Mid Cap                                                   (Commenced June 20, 2000)
        (Commenced August 28, 2000)                              *Mid Cap SC
       *Small Cap                                                 (Commenced July 10, 2000)
        (Commenced December 17, 2001)
                                                              AIM Advisors, Inc.
    Ameritas Investment Corp. (See Note 3)                    (formerly INVESCO Funds Group, Inc.)
      Ameritas                                                  Invesco (formerly INVESCO Variable
       *Growth                                                  Investment Funds, Inc.)
        (Commenced May 23, 2000)                                 *Financial (formerly VIF-Financial Services Fund)
       *Index 500                                                 (Commenced May 21, 2001)
        (Commenced June 2, 2000)                                 *Health (formerly VIF-Health Services Fund)
       *MidCap                                                    (Commenced May 21, 2001)
        (Commenced June 20, 2000)                                *Technology (formerly VIF-Technology Fund)
       *Small Cap                                                 (Commenced May 21, 2001)
        (Commenced December 11, 2000)
                                                              Janus Capital Management LLC
    Deutsche Asset Management, Inc.                             Janus
      Scudder                                                    *Growth
       *EAFE Equity                                               (Commenced March 21, 2003)
        (Commenced June 1, 2000)
       *Small Cap
        (Commenced August 11, 2000)

                                     FS-26

1.  ORGANIZATION, continued

    Neuberger Berman Management Inc.                          The Vanguard Group, continued
      Neuberger Berman                                          Vanguard, continued
       *Balanced                                                 *Total Bond
        (Commenced February 12, 1997)                             (Commenced May 22, 2001)
       *Growth                                                   *REIT Index
        (Commenced March 5, 1997)                                 (Commenced August 6, 2001)
       *Limited Maturity Bond                                    *Mid-Cap
        (Commenced February 12, 1997)                             (Commenced June 25, 2001)
       *Partners
        (Commenced March 18, 1997)                            The Vanguard Group and Wellington Management
                                                              Company, LLP
    Rydex Global Advisors                                       Vanguard
      Rydex                                                      *Equity Income
       *Nova                                                      (Commenced May 21, 2001)
        (Commenced November 1, 1999)
       *OTC                                                   Alliance Capital Management L.P. and William Blair &
        (Commenced July 25, 1999)                             Company, LLC
       *Precious Metals                                         Vanguard
        (Commenced August 13, 1999)                              *Growth
       *Ursa                                                      (Commenced May 22, 2001)
        (Commenced November 1, 1999)
       *US Government Bond                                    Wellington Management Company, LLP
        (Commenced July 20, 1999)                               Vanguard
                                                                 *High Yield Bond
    Strong Capital Management, Inc.                               (Commenced May 22, 2001)
      Strong Variable
       *Growth                                                Schroder Investment Management North America, Inc.
        (Commenced February 4, 1997)                          and Ballie Gifford Overseas Ltd
      Strong Opportunity                                        Vanguard
       *Opportunity                                              *International
        (Commenced February 10, 1997)                             (Commenced June 25, 2001)

    Third Avenue Management LLC                               Barrow, Hanley, Mewhinney & Strauss, Inc.
      Third Avenue                                              Vanguard
       *Value                                                    *Diversified
        (Commenced May 1, 2001)                                   (Commenced August 15, 2001)

    The Vanguard Group                                        Granahan Investment Management, Inc. and Grantham,
      Vanguard                                                Mayo, Van Otterloo & Co. LLC
       *Money Market                                            Vanguard
        (Commenced May 25, 2001)                                 *Small Company Growth
       *Equity Index                                              (Commenced June 25, 2001)
        (Commenced May 22, 2001)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, ALIC does not make a charge for income taxes or other taxes.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas and Calvert subaccounts of approximately $19,000 and $19,000 during 2004 and 2003, respectively.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2004 were as follows:

                                                               Purchases                 Sales
                                                        ----------------------  -----------------------
    Calvert:
    Balanced                                              $          373,890      $          227,625
      International Equity                                           666,319                 254,491
      Mid Cap                                                         32,183                  19,227
      Small Cap                                                      316,008                 326,522

    Ameritas:
      Growth                                                         126,626                 100,509
      Index 500                                                    4,362,829               6,300,933
      MidCap                                                         655,489                 640,009
      Small Cap                                                    2,282,679               2,224,040

    Scudder:
      EAFE Equity                                                    719,350                 383,822
      Small Cap                                                    1,856,467               1,128,359


                                     FS-28

4.  PURCHASES AND SALES OF INVESTMENTS, continued
                                                              Purchases                 Sales
                                                        ----------------------  -----------------------
    Fidelity:
      Contrafund SC                                       $        4,282,175      $        3,933,951
      High Income SC                                              17,941,335              16,323,504
      Inv. Grade Bond IC                                           1,236,039                 446,168
      Mid Cap SC                                                   7,916,508               1,211,371

    Invesco:
      Financial                                                      411,044                 405,541
      Health                                                         301,322                 374,581
      Technology                                                     432,084                 371,110

    Janus:
      Growth                                                         576,797                  11,728

    Neuberger Berman:
      Balanced                                                     1,185,482                 463,868
      Growth                                                         207,250                  67,353
      Limited Maturity Bond                                          339,511                 341,641
      Partners                                                       215,058                 203,811

    Rydex:
      Nova                                                        41,709,847              33,534,442
      OTC                                                         29,744,179              26,484,830
      Precious Metals                                              3,240,133               3,374,348
      Ursa                                                        20,241,164              19,983,144
      US Government Bond                                           1,050,407               1,029,516

    Strong Variable:
      Growth                                                         231,037                 122,252

    Strong Opportunity:
      Opportunity                                                    492,299                 346,127

    Third Avenue:
      Value                                                        4,364,679               1,837,283

    Vanguard:
      Money Market                                               103,829,758             102,780,273
      Equity Index                                                 1,980,724               2,230,713
      Total Bond                                                     728,409                 234,781
      REIT Index                                                   2,416,058               4,867,820
      Mid-Cap                                                      1,473,594               1,273,866
      Equity Income                                                1,626,975                 627,974
      Growth                                                         372,977                 201,123
      High Yield Bond                                              2,559,196               2,126,737
      International                                                2,016,472                 822,689
      Diversified                                                  2,342,526                 619,551
      Small Company Growth                                         1,068,524                 951,157


5.  UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. This fee was .55 percent (annualized) of net assets. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units were $25 per policy annually.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ---------------- --------------- ------------- ------------ --------------- --------------------

 Calvert:
 Balanced
 2004                      2.16             183,833        397,125     1.98          0.55              7.66
 2003                      2.01             114,772        230,288     2.11          0.55             18.67
 2002                      1.69              81,158        137,222     3.12          0.55            (12.63)
 2001                      1.94              24,259         46,950     7.38          0.55             (7.52)

 International Equity
 2004                     18.91              26,277        496,824     3.21          0.55             17.30
 2003                     16.12               3,234         52,128     2.09          0.55             30.97
 2002                     12.31               1,725         21,229    ----           0.55            (15.45)
 2001                     14.56               1,512         22,009     0.42          0.55              9.13

 Mid Cap
 2004                     27.58               6,369        175,641    ----           0.55              8.73
 2003                     25.36               5,847        148,305    ----           0.55             30.96
 2002                     19.37               5,840        113,106    ----           0.55            (28.61)
 2001                     27.13               1,230         33,392    ----           0.55             (1.73)


                                     FS-30

5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ---------------- --------------- ------------- ------------ --------------- --------------------

 Calvert, continued:

 Small Cap
 2004                     17.68               8,062        142,539    ----           0.55              9.85
 2003                     16.09               8,914        143,468     1.98          0.55             38.82
 2002                     11.59               4,501         52,183     1.44          0.55            (22.97)
 2001                     15.05                 509          7,655    ----           0.55              3.66

 Ameritas:

 Growth
 2004                     44.88               3,572        160,311     0.15          0.55              5.00
 2003                     42.74               3,004        128,372    ----           0.55             34.76
 2002                     31.71               1,360         43,119    ----           0.55            (33.63)
 2001                     47.79                 423         20,261     0.13          0.55            (12.65)

 Index 500
 2004                    142.08               9,825      1,396,013     1.45          0.55              9.90
 2003                    129.28              25,365      3,279,309     3.10          0.55             27.54
 2002                    101.37               1,534        155,526     0.65          0.55            (22.72)
 2001                    131.17               1,515        198,759     0.79          0.55            (12.95)

 MidCap
 2004                     37.45               9,506        355,995    ----           0.55             12.78
 2003                     33.20               9,539        316,736    ----           0.55             46.49
 2002                     22.67               1,355         30,709    ----           0.55            (30.28)
 2001                     32.51                 579         18,824    ----           0.55             (7.92)

 Small Cap
 2004                     26.53               5,844        155,012    ----           0.55              1.78
 2003                     26.06               3,543         92,350    ----           0.55             38.13
 2002                     18.87               5,937        112,011    ----           0.55            (35.60)
 2001                     29.30                 787         23,048    ----           0.55            (27.65)

 Scudder:

 EAFE Equity
 2004                     10.31              55,352        570,547     1.84          0.55             18.41
 2003                      8.70              21,052        183,257     1.68          0.55             32.63
 2002                      6.56               1,299          8,523     0.28          0.55            (22.28)
 2001                      8.45               3,288         27,768    ----           0.55            (25.16)


                                     FS-31


5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ---------------- --------------- ------------- ------------ --------------- --------------------
 Scudder, continued:

 Small Cap
 2004                     15.26              71,810      1,096,009     0.47          0.55             17.11
 2003                     13.03              25,279        329,447     0.34          0.55             45.63
 2002                      8.95              14,641        131,016     1.79          0.55            (21.03)
 2001                     11.33               1,552         17,580     0.04          0.55              1.55

 Fidelity:

 Contrafund SC
 2004                     27.08              44,592      1,207,332     0.21          0.55             14.71
 2003                     23.60              29,564        697,816     0.14          0.55             27.66
 2002                     18.49               8,659        160,113     0.45          0.55             (9.92)
 2001                     20.53               3,550         72,878     0.37          0.55            (12.90)

 High Income SC
 2004                      8.12             997,681      8,098,576     0.23          0.55              8.87
 2003                      7.46             816,096      6,085,043     0.33          0.55             26.28
 2002                      5.90             288,530      1,703,617    ----           0.55              9.56
 2001                      6.38                ----           ----    14.91          0.55             (5.25)

 Inv. Grade Bond IC
 2004                     16.20              57,536        932,067     4.52          0.55              3.88
 2003                     15.59               9,808        152,954     2.32          0.55              4.63
 2002                     14.90              22,324        332,716     3.21          0.55              9.74
 2001                     13.58               5,292         71,878    15.41          0.55              8.29

 Mid Cap SC
 2004                     29.75             263,270      7,832,424    ----           0.55             24.09
 2003                     23.98              28,061        672,780     0.15          0.55             37.78
 2002                     17.40              17,011        296,021     0.69          0.55            (10.38)
 2001                     19.42              13,942        270,756    ----           0.55             (3.95)

 Invesco:

 Financial
 2004                     14.65               5,630         82,500     0.68          0.55              8.08
 2003                     13.56               5,048         68,438     0.74          0.55             28.88
 2002                     10.52               1,877         19,745     0.70          0.55            (15.36)
 2001                     12.43               1,489         18,512     0.29          0.55             (7.44)

 Health
 2004                     18.59               6,295        117,023    ----           0.55              6.98
 2003                     17.38              10,701        185,968    ----           0.55             27.09
 2002                     13.67               5,381         73,582    ----           0.55            (24.86)
 2001                     18.20               5,716        104,021     0.85          0.55             (2.78)


                                     FS-32

5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ---------------- --------------- ------------- ------------ --------------- --------------------

 Invesco, continued:

 Technology
 2004                     12.18               9,651        117,507    ----           0.55              4.06
 2003                     11.70               5,429         63,519    ----           0.55             44.51
 2002                      8.10               2,286         18,508    ----           0.55            (47.13)
 2001                     15.32               5,212         79,840    ----           0.55            (33.58)

 Janus:

 Growth
 2004                     19.92              33,296        663,269     0.57          0.55              3.94
 2003                     19.16               3,583         68,666     0.09          0.55             26.00
 2002                     ----                  ---           ----    ----          ----               ----
 2001                     ----                  ---           ----    ----          ----               ----

 Neuberger Berman:

 Balanced
 2004                     23.57              38,806        914,487     2.50          0.55              8.71
 2003                     21.68               6,263        135,774     1.69          0.55             15.64
 2002                     18.74               5,726        107,337     3.14          0.55            (17.60)
 2001                     22.75               6,677        151,909     1.93          0.55            (13.89)

 Growth
 2004                     32.71               9,741        318,649    ----           0.55             15.96
 2003                     28.21               5,083        143,397    ----           0.55             30.69
 2002                     21.59               7,445        160,697    ----           0.55            (31.54)
 2001                     31.53               6,120        192,953    ----           0.55            (30.79)

 Limited Maturity Bond
 2004                     19.06              15,003        285,919     2.33          0.55              0.23
 2003                     19.01              15,429        293,374     3.78          0.55              1.86
 2002                     18.67               5,653        105,530     5.79          0.55              4.76
 2001                     17.82              11,857        211,255     7.49          0.55              2.64

 Partners
 2004                     26.14              23,615        617,180     0.01          0.55             18.32
 2003                     22.09              23,147        511,263    ----           0.55             34.36
 2002                     16.44              24,552        403,633     0.57          0.55            (24.55)
 2001                     21.79              26,791        583,827     0.40          0.55             (3.42)


                                     FS-33


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ---------------- --------------- ------------- ------------ --------------- --------------------

 Rydex:

 Nova
 2004                     11.24             880,971      9,902,849     0.02          0.55             14.00
 2003                      9.86              70,894        699,073    ----           0.55             38.43
 2002                      7.12              23,593        168,056     5.62          0.55            (36.08)
 2001                     11.14              28,887        321,927    13.35          0.55            (24.05)

 OTC
 2004                     14.85             279,555      4,151,581    ----           0.55              8.75
 2003                     13.66              56,178        767,171    ----           0.55             44.62
 2002                      9.44              36,498        344,635    ----           0.55            (39.19)
 2001                     15.53              35,649        553,597    ----           0.55            (35.58)

 Precious Metals
 2004                      8.31             140,385      1,165,996    ----           0.55            (14.69)
 2003                      9.74             162,986      1,586,826    ----           0.55             40.14
 2002                      6.95             115,606        803,136    ----           0.55             44.79
 2001                      4.80              60,964        292,506    ----           0.55             12.29

 Ursa
 2004                      5.80              36,374        211,085    ----           0.55            (10.70)
 2003                      6.50              19,281        125,298    ----           0.55            (24.07)
 2002                      8.56              27,540        235,699     2.01          0.55             20.98
 2001                      7.07               9,659         68,330    25.31          0.55             14.29

 US Government Bond
 2004                     15.13               1,825         27,622     3.37          0.55              7.82
 2003                     14.03               2,057         28,878     3.20          0.55             (1.17)
 2002                     14.20              23,309        330,958     3.74          0.55             17.99
 2001                     12.03               5,690         68,461     2.19          0.55             (0.55)

 Strong Variable:

 Growth
 2004                     17.72              16,750        296,874    ----           0.55             18.50
 2003                     14.96              10,118        151,333    ----           0.55             33.49
 2002                     11.20              17,206        192,787    ----           0.55            (37.89)
 2001                     18.04              20,680        373,092    ----           0.55            (31.20)

                                     FS-34



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ---------------- --------------- ------------- ------------ --------------- --------------------

 Strong Opportunity:

 Opportunity
 2004                     42.72              20,682        883,612    ----           0.55             17.57
 2003                     36.34              16,729        607,911     0.08          0.55             36.26
 2002                     26.67              22,278        594,105     0.36          0.55            (23.47)
 2001                     36.64              24,908        912,704     0.43          0.55             (4.29)

 Third Avenue:

 Value
 2004                     25.86             168,797      4,364,316     0.55          0.55             19.24
 2003                     21.68              62,363      1,352,262     0.19          0.55             41.76
 2002                     15.30              13,798        211,064     0.23          0.55            (11.21)
 2001                     17.23              10,041        172,996     0.01          0.55              4.41

 Vanguard:

 Money Market
 2004                      1.04          16,560,178     17,244,326     1.28          0.55              0.72
 2003                      1.03          15,664,418     16,194,841     0.99          0.55              0.45
 2002                      1.03          12,311,291     12,670,558     1.80          0.55              1.16
 2001                      1.02           3,747,844      3,812,619     2.03          0.55              1.73

 Equity Index
 2004                     32.51              53,526      1,740,260     0.98          0.55             10.20
 2003                     29.50              63,356      1,869,265     0.95          0.55             27.77
 2002                     23.09              12,556        289,934     1.27          0.55            (22.53)
 2001                     29.81               9,766        291,099    ----           0.55            (11.96)

 Total Bond
 2004                     13.00              57,321        744,899     3.77          0.55              3.63
 2003                     12.54              20,081        251,804     5.58          0.55              3.45
 2002                     12.12              17,899        216,955     2.95          0.55              7.72
 2001                     11.25               6,720         75,612    ----           0.55              4.48

 REIT Index
 2004                     23.41              86,135      2,016,796     6.81          0.55             29.80
 2003                     18.04             242,740      4,378,848     0.31          0.55             34.75
 2002                     13.39               9,441        126,390     1.31          0.55              2.97
 2001                     13.00               1,754         22,804    ----           0.55              2.29


                                     FS-35

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ---------------- --------------- ------------- ------------ --------------- --------------------

 Vanguard, continued:

 Mid-Cap
 2004                     17.89              45,218        808,957     0.58          0.55             19.66
 2003                     14.95              33,814        505,553     0.27          0.55             33.33
 2002                     11.21               4,869         54,597     1.16          0.55            (15.11)
 2001                     13.21               4,502         59,478    ----           0.55              1.54

 Equity Income
 2004                     23.59              60,232      1,420,992     1.86          0.55             12.70
 2003                     20.93              18,830        394,194     1.28          0.55             23.76
 2002                     16.92               4,147         70,155     1.17          0.55            (14.23)
 2001                     19.72                 750         14,793    ----           0.55             (6.30)

 Growth
 2004                     12.22              19,449        237,587     0.32          0.55              6.66
 2003                     11.45               5,120         58,633     0.25          0.55             25.44
 2002                      9.13               2,088         19,059     0.19          0.55            (36.24)
 2001                     14.32               1,154         16,529    ----           0.55            (20.75)

 High Yield Bond
 2004                     10.85              85,431        926,544    17.25          0.55              7.93
 2003                     10.05              58,993        592,805     5.88          0.55             16.23
 2002                      8.65              15,464        133,692    13.22          0.55              0.98
 2001                      8.56               7,003         59,954    ----           0.55             (1.93)

 International
 2004                     16.15             120,638      1,948,874     0.91          0.55             18.77
 2003                     13.60              42,822        582,469     0.58          0.55             34.14
 2002                     10.14              14,952        151,621     1.64          0.55            (17.72)
 2001                     12.32               3,450         42,515    ----           0.55             (5.92)

 Diversified
 2004                     14.18             153,437      2,175,006     1.16          0.55             19.80
 2003                     11.83              23,492        277,957     0.91          0.55             30.41
 2002                      9.07               4,864         44,134     1.93          0.55            (14.70)
 2001                     10.64               3,188         33,917    ----           0.55             (6.52)

 Small Company Growth
 2004                     19.92              30,773        612,887     0.07          0.55             14.67
 2003                     17.37              25,276        439,014    ----           0.55             40.31
 2002                     12.38              11,914        147,485     0.78          0.55            (24.44)
 2001                     16.38              14,257        233,583    ----           0.55             (6.80)

6.  CHANGES IN UNITS OUTSTANDING
    The change in units outstanding were as follows:

                                                      2004                    2003
                                              ---------------------   --------------------
    Calvert:

    Balanced
    Units issued                                        259,567                 528,738
    Units redeemed                                     (190,506)               (495,124)
                                              ---------------------   --------------------
    Net increase(decrease)                               69,061                  33,614
                                              =====================   ====================

    International Equity
    Units issued                                         43,249                  99,658
    Units redeemed                                      (20,206)                (98,149)
                                              ---------------------   --------------------
    Net increase(decrease)                               23,043                   1,509
                                              =====================   ====================

    Mid Cap
    Units issued                                          6,791                   7,357
    Units redeemed                                       (6,269)                 (7,350)
                                              ---------------------   --------------------
    Net increase(decrease)                                  522                       7
                                              =====================   ====================

    Small Cap
    Units issued                                         24,011                 106,464
    Units redeemed                                      (24,863)               (102,051)
                                              ---------------------   --------------------
    Net increase(decrease)                                 (852)                  4,413
                                              =====================   ====================

    Ameritas:

    Growth
    Units issued                                          5,277                   4,729
    Units redeemed                                       (4,709)                 (3,085)
                                              ---------------------   --------------------
    Net increase(decrease)                                  568                   1,644
                                              =====================   ====================

    Index 500
    Units issued                                         39,447                 110,728
    Units redeemed                                      (54,987)                (86,897)
                                              ---------------------   --------------------
    Net increase(decrease)                              (15,540)                 23,831
                                              =====================   ====================

    MidCap
    Units issued                                         19,172                 464,186
    Units redeemed                                      (19,205)               (456,002)
                                              ---------------------   --------------------
    Net increase(decrease)                                  (33)                  8,184
                                              =====================   ====================

    Small Cap
    Units issued                                         94,308                 132,447
    Units redeemed                                      (92,007)               (134,841)
                                              ---------------------   --------------------
    Net increase(decrease)                                2,301                  (2,394)
                                              =====================   ====================

                                     FS-37


6.  CHANGES IN UNITS OUTSTANDING, continued
                                                      2004                   2003
                                              ---------------------   --------------------
    Scudder:

    EAFE Equity
    Units issued                                         77,882                 264,733
    Units redeemed                                      (43,582)               (244,980)
                                              ---------------------   --------------------
    Net increase(decrease)                               34,300                  19,753
                                              =====================   ====================

    Small Cap
    Units issued                                        143,666               1,063,438
    Units redeemed                                      (97,135)             (1,052,800)
                                              ---------------------   --------------------
    Net increase(decrease)                               46,531                  10,638
                                              =====================   ====================

    Fidelity:

    Contrafund SC
    Units issued                                        182,502                 578,298
    Units redeemed                                     (167,474)               (557,393)
                                              ---------------------   --------------------
    Net increase(decrease)                               15,028                  20,905
                                              =====================   ====================

    High Income SC
    Units issued                                      2,377,670               3,116,731
    Units redeemed                                   (2,196,085)             (2,589,165)
                                              ---------------------   --------------------
    Net increase(decrease)                              181,585                 527,566
                                              =====================   ====================

    Inv. Grade Bond IC
    Units issued                                         77,300                 543,681
    Units redeemed                                      (29,572)               (556,197)
                                              ---------------------   --------------------
    Net increase(decrease)                               47,728                 (12,516)
                                              =====================   ====================

    Mid Cap SC
    Units issued                                        314,857                  79,789
    Units redeemed                                      (79,648)                (68,739)
                                              ---------------------   --------------------
    Net increase(decrease)                              235,209                  11,050
                                              =====================   ====================

    Invesco:

    Financial
    Units issued                                         32,138                  26,843
    Units redeemed                                      (31,556)                (23,672)
                                              ---------------------   --------------------
    Net increase(decrease)                                  582                   3,171
                                              =====================   ====================

    Health
    Units issued                                         17,667                  51,964
    Units redeemed                                      (22,073)                (46,644)
                                              ---------------------   --------------------
    Net increase(decrease)                               (4,406)                  5,320
                                              =====================   ====================

    Technology
    Units issued                                         40,938                 379,422
    Units redeemed                                      (36,716)               (376,279)
                                              ---------------------   --------------------
    Net increase(decrease)                                4,222                   3,143
                                              =====================   ====================

                                     FS-38

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2004                   2003
                                              ---------------------   --------------------
    Janus:

    Growth
    Units issued                                         37,521                   3,836
    Units redeemed                                       (7,808)                   (253)
                                              ---------------------   --------------------
    Net increase(decrease)                               29,713                   3,583
                                              =====================   ====================

    Neuberger Berman:

    Balanced
    Units issued                                         58,188                   2,208
    Units redeemed                                      (25,645)                 (1,671)
                                              ---------------------   --------------------
    Net increase(decrease)                               32,543                     537
                                              =====================   ====================

    Growth
    Units issued                                          7,114                  10,591
    Units redeemed                                       (2,456)                (12,953)
                                              ---------------------   --------------------
    Net increase(decrease)                                4,658                  (2,362)
                                              =====================   ====================

    Limited Maturity Bond
    Units issued                                         20,589                  77,120
    Units redeemed                                      (21,015)                (67,344)
                                              ---------------------   --------------------
    Net increase(decrease)                                 (426)                  9,776
                                              =====================   ====================

    Partners
    Units issued                                         11,165                  10,403
    Units redeemed                                      (10,697)                (11,808)
                                              ---------------------   --------------------
    Net increase(decrease)                                  468                  (1,405)
                                              =====================   ====================

    Rydex:

    Nova
    Units issued                                      4,322,908                 276,392
    Units redeemed                                   (3,512,831)               (229,091)
                                             ---------------------   --------------------
    Net increase(decrease)                              810,077                  47,301
                                             =====================   ====================

    OTC
    Units issued                                      2,337,779                 242,245
    Units redeemed                                   (2,114,402)               (222,565)
                                             ---------------------   --------------------
    Net increase(decrease)                              223,377                  19,680
                                             =====================   ====================

    Precious Metals
    Units issued                                        449,230                 488,010
    Units redeemed                                     (471,831)               (440,630)
                                             ---------------------   --------------------
    Net increase(decrease)                              (22,601)                 47,380
                                             =====================   ====================

    Ursa
    Units issued                                      3,591,020               2,539,577
    Units redeemed                                   (3,573,927)             (2,547,836)
                                             ---------------------   --------------------
    Net increase(decrease)                               17,093                  (8,259)
                                             =====================   ====================

                                     FS-39


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2004                   2003
                                              ---------------------   --------------------
    Rydex, continued:

    US Government Bond
    Units issued                                          73,247                 231,181
    Units redeemed                                       (73,479)               (252,433)
                                              ---------------------   --------------------
    Net increase(decrease)                                  (232)                (21,252)
                                              =====================   ====================

    Strong Variable:

    Growth
    Units issued                                          15,474                  45,782
    Units redeemed                                        (8,842)                (52,870)
                                              ---------------------   --------------------
    Net increase(decrease)                                 6,632                  (7,088)
                                              =====================   ====================

    Strong Opportunity:

    Opportunity
    Units issued                                          13,845                  26,237
    Units redeemed                                        (9,892)                (31,786)
                                              ---------------------   --------------------
    Net increase(decrease)                                 3,953                  (5,549)
                                              =====================   ====================

    Third Avenue:

    Value
    Units issued                                         230,855                  99,895
    Units redeemed                                      (124,421)                (51,330)
                                              ---------------------   --------------------
    Net increase(decrease)                               106,434                  48,565
                                              =====================   ====================

    Vanguard:

    Money Market
    Units issued                                     166,317,894             132,998,026
    Units redeemed                                  (165,422,134)           (129,644,899)
                                              ---------------------   --------------------
    Net increase(decrease)                               895,760               3,353,127
                                              =====================   ====================

    Equity Index
    Units issued                                         108,628                  88,848
    Units redeemed                                      (118,458)                (38,048)
                                              ---------------------   --------------------
    Net increase(decrease)                                (9,830)                 50,800
                                              =====================   ====================

    Total Bond
    Units issued                                          59,961                 370,786
    Units redeemed                                       (22,721)               (368,604)
                                              ---------------------   --------------------
    Net increase(decrease)                                37,240                   2,182
                                              =====================   ====================

    REIT Index
    Units issued                                         114,364                 394,833
    Units redeemed                                      (270,969)               (161,534)
                                              ---------------------   --------------------
    Net increase(decrease)                              (156,605)                233,299
                                              =====================   ====================

                                     FS-40




6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2004                   2003
                                              ---------------------   --------------------
    Vanguard, continued:

    Mid-Cap
    Units issued                                          99,984                 257,703
    Units redeemed                                       (88,580)               (228,758)
                                              ---------------------   --------------------
    Net increase(decrease)                                11,404                  28,945
                                              =====================   ====================

    Equity Income
    Units issued                                          75,321                  90,733
    Units redeemed                                       (33,919)                (76,050)
                                              ---------------------   --------------------
    Net increase(decrease)                                41,402                  14,683
                                              =====================   ====================

    Growth
    Units issued                                          28,843                  15,459
    Units redeemed                                       (14,514)                (12,427)
                                              ---------------------   --------------------
    Net increase(decrease)                                14,329                   3,032
                                              =====================   ====================

    High Yield Bond
    Units issued                                         241,291                 352,340
    Units redeemed                                     (214,853)               (308,811)
                                              ---------------------   --------------------
    Net increase(decrease)                               26,438                  43,529
                                              =====================   ====================

    International
    Units issued                                        178,973                 123,098
    Units redeemed                                     (101,157)                (95,228)
                                              ---------------------   --------------------
    Net increase(decrease)                               77,816                  27,870
                                              =====================   ====================

    Diversified
    Units issued                                        217,757                 194,892
    Units redeemed                                      (87,812)               (176,264)
                                              ---------------------   --------------------
    Net increase(decrease)                              129,945                  18,628
                                              =====================   ====================

    Small Company Growth
    Units issued                                         65,519                 547,068
    Units redeemed                                      (60,022)               (533,706)
                                               ---------------------   --------------------
    Net increase(decrease)                                5,497                  13,362
                                              =====================   ====================



INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2004 and 2003, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. as of December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 3, 2005

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                              LIABILITIES AND SURPLUS
                                                  (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                               ADMITTED ASSETS                                      2004                2003
                                                                              ------------------ -------------------

    Bonds                                                                      $     1,194,109    $     1,117,989
    Preferred stocks   - unaffiliated                                                    5,855              2,216
                       - affiliated                                                     25,000             25,000
    Common stocks      - unaffiliated                                                  119,504            112,539
                       - affiliated                                                     95,317             86,276
    Mortgage loans                                                                     320,169            307,729
    Real estate  - properties occupied by the company                                   25,588             18,312
                 - properties held for the production of income                         32,165             37,451
                 - properties held for sale                                              4,160                383
    Cash and cash equivalents                                                           10,827             38,323
    Short-term investments     - unaffiliated                                           25,486             20,285
                               - affiliated                                             10,768              5,294
    Loans on insurance contracts                                                        57,874             60,111
    Partnerships and limited liability companies - real estate                          45,841             40,912
    Partnerships   - joint ventures                                                     49,861             43,237
    Other investments                                                                    1,692              3,988
                                                                              ------------------ -------------------

                  Total Cash and Invested Assets                                     2,024,216          1,920,045
                                                                              ------------------ -------------------

Accrued investment income                                                               19,218             19,805
Deferred and uncollected premiums                                                       24,008             27,833
Current federal income taxes receivable                                                  1,548                  -
Deferred tax asset                                                                       6,016             10,128
Accounts receivable - affiliates                                                         8,776              9,395
Data processing and other admitted assets                                                5,589              6,773
Separate accounts                                                                      749,317            622,483
                                                                              ------------------ -------------------

                      Total Admitted Assets                                    $     2,838,688    $     2,616,462
                                                                              ================== ===================




The accompanying notes are an integral part of these statutory financial statements.

                                       2




                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                             LIABILITIES AND SURPLUS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                           LIABILITIES AND SURPLUS                                  2004                2003
                                                                              ------------------ -------------------

Policy reserves                                                                $       766,191    $       757,854
Deposit-type funds                                                                     465,661            443,607
Reserves for unpaid claims                                                              30,645             37,612
Dividends payable to policyowners                                                       10,534             10,448
Interest maintenance reserve                                                             1,508              1,142
Current federal income taxes payable                                                         -              3,401
Asset valuation reserve                                                                 51,428             43,479
Accounts payable - affiliates                                                              762                456
Other liabilities                                                                       58,866             57,545
Separate accounts                                                                      749,317            622,483
                                                                              ------------------ -------------------

                  Total Liabilities                                                  2,134,912          1,978,027
                                                                              ------------------ -------------------

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued
  and outstanding                                                                        2,500              2,500
Additional paid-in capital                                                               5,000              5,000
Unassigned surplus                                                                     696,276            630,935
                                                                              ------------------ -------------------

                  Total Surplus                                                        703,776            638,435
                                                                              ------------------ -------------------
                      Total Liabilities and Surplus                            $     2,838,688    $     2,616,462
                                                                              ================== ===================




The accompanying notes are an integral part of these statutory financial statements.


                                       3

                                          AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
INCOME
Premium income                                                                 $       497,232    $       493,729
Net investment income                                                                  110,182            109,368
Miscellaneous income                                                                    31,175             28,769
                                                                              ------------------ -------------------
                  Total income                                                         638,589            631,866
                                                                              ------------------ -------------------


EXPENSES
Benefits to policyowners                                                               372,412            366,956
Change in policy reserves                                                               38,218             40,979
Commissions                                                                             48,853             50,856
General insurance expenses                                                              91,134             86,578
Taxes, licenses and fees                                                                11,388             11,131
                                                                              ------------------ -------------------
                  Total expenses                                                       562,005            556,500
                                                                              ------------------ -------------------

Income before dividends, federal income taxes, and
   realized capital gains(losses)                                                       76,584             75,366

Dividends appropriated for policyowners                                                 10,870             10,502
                                                                              ------------------ -------------------
Income before federal income taxes and
   realized capital gains(losses)                                                       65,714             64,864

Federal income tax expense                                                              15,611             15,967
                                                                              ------------------ -------------------
Income from operations before realized capital gains(losses)                            50,103             48,897

Realized capital gains(losses) on investments, net of tax expense of
   $1,968 and $2,251 and transfers to the interest maintenance
   reserve of $346 and ($593) in 2004 and 2003, respectively                             6,515            (12,094)
                                                                              ------------------ -------------------

Net income                                                                     $        56,618    $        36,803
                                                                              ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

                                                                 AMERITAS LIFE INSURANCE CORP.
                                                          STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                                                        FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                                                        (in thousands)

                                                                                   Additional
                                                            Common Stock            Paid-in           Unassigned       Total
                                                       Shares            Amount     Capital            Surplus        Surplus
                                                     ------------ --------------- --------------  -------------- ----------------

BALANCE, January 1, 2003                                 25,000     $    2,500      $    5,000      $  579,172     $    586,672

     Net income                                               -              -               -          36,803           36,803
     Change in net unrealized gains on investments            -              -               -          30,889           30,889
     Change in net deferred income taxes                      -              -               -           1,973            1,973
     Change in non-admitted assets                            -              -               -          12,204           12,204
     Change in asset valuation reserve                        -              -               -         (30,106)         (30,106)
                                                     ------------ --------------- --------------  -------------- ----------------

BALANCE, December 31, 2003                               25,000     $    2,500      $    5,000      $  630,935     $    638,435

     Net income                                               -              -               -          56,618           56,618
     Change in net unrealized gains on investments            -              -               -          13,833           13,833
     Change in net deferred income taxes                      -              -               -          (1,841)          (1,841)
     Change in non-admitted assets                            -              -               -           4,680            4,680
     Change in asset valuation reserve                        -              -               -          (7,949)          (7,949)
                                                     ------------ --------------- --------------  -------------- ----------------

BALANCE, December 31, 2004                               25,000     $    2,500      $    5,000      $  696,276     $    703,776
                                                     ============ =============== ==============  ============== ================


The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
 OPERATING ACTIVITIES
 Premium collected net of reinsurance                                          $       500,396    $       489,539
 Net investment income received                                                        111,634            107,787
 Miscellaneous income                                                                   42,779             41,574
 Benefits paid to policyowners                                                        (354,703)          (339,924)
 Net transfers to separate accounts                                                    (65,853)           (92,704)
 Commissions, expenses and taxes paid                                                 (162,853)          (158,463)
 Dividends paid to policyowners                                                        (10,742)           (10,496)
 Federal income taxes paid                                                             (22,528)           (15,464)
                                                                              ------------------ -------------------

      Net cash from operating activities                                                38,130             21,849
                                                                              ------------------ -------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                                     281,850            290,693
 Cost of investments acquired                                                         (377,447)          (425,006)
 Net change in loans on insurance contracts                                              2,156              3,859
                                                                              ------------------ -------------------

      Net cash from investing activities                                               (93,441)          (130,454)
                                                                              ------------------ -------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Change in deposit-type funds without life contingencies                                33,827             70,349
 Other miscellaneous, net                                                                4,663             (3,609)
                                                                              ------------------ -------------------

      Net cash from financing and miscellaneous activities                              38,490             66,740
                                                                              ------------------ -------------------

 NET DECREASE IN CASH AND CASH
   EQUIVALENTS AND SHORT-TERM INVESTMENTS                                              (16,821)           (41,865)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - BEGINNING OF YEAR               63,902            105,767
                                                                              ------------------ -------------------

 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END OF YEAR           $        47,081    $        63,902
                                                                              ================== ===================

Non-cash transaction:
  Transfer of assets from dividend transaction
    with Pathmark  (Note 4)                                                    $             -    $         2,452
  Deferred gain on sale of short term investment (Note 4)                      $           600    $             -

The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

AAMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in AAMHC, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Insurance Corp. of New York (FALIC). The Company is also a 52.41% owner of AMAL Corporation (AMAL), which owns 100% of Ameritas Variable Life Insurance Company (AVLIC) and two broker dealers, Ameritas Investment Corp. (AIC) and The Advisors Group, Inc. (TAG). In addition to the subsidiaries noted above, the Company conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Pathmark Administrators Inc., formerly Pathmark Assurance Company (Pathmark), a third party administrator, (insurance company prior to September 30, 2003); Veritas Corp., a marketing organization for low-load insurance products; Ameritas Investment Advisors, Inc. (AIA), an advisor providing investment management services; and Ameritas Managed Dental Plan, Inc., a prepaid dental organization which was sold as of March 31, 2003.

In addition to the Company, AHC is also a 100% owner of Acacia Life Insurance Company (Acacia Life), an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of Enterprise Resources, LLC, an insurance general agency, and Acacia Financial Corporation (AFCO), which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Insurance Department of the State of Nebraska comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (c) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (d) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (e) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (f) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (g) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (h) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (i) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (j) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (k) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset; and

     (l) Comprehensive income and its components are not presented in the statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Interest only securities and securities where the yield has become negative are valued using the prospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are carried at NAIC fair value, except for investments in stocks of uncombined subsidiaries and affiliates, which are carried on the equity basis. The change in the stated value is recorded as a change in net unrealized gains on investments, a component of unassigned surplus.

The Company carries AMAL Corporation, First Ameritas Life Insurance Corp. of New York, and Veritas Corp. at statutory equity. The Company carries Ameritas Investment Advisors, Inc. and Pathmark Administrators, Inc. at GAAP equity.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $2,131 and $4,948 were recorded as realized losses during 2004 and 2003, respectively.

Other investments consist primarily of bridge loans carried at unpaid balances in 2004 and 2003.

Derivative instruments are stated at fair value. The Company has issued covered call options outstanding with a fair value of $21 and $83 at December 31, 2004 and 2003, respectively. The purpose of these options is for income generation and not as a hedging activity.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from unassigned surplus at December 31, 2004 and 2003 was $8 and $4, respectively.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,208 and $2,656 for the years ended December 31, 2004 and 2003, respectively.

Maintenance and repairs are charged to expense as incurred.

EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, and nonoperating system software are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total non-admitted assets were $29,600 and $34,165 as of December 31, 2004 and 2003, respectively. The adjustment to unassigned surplus for non-admitted assets reflects non-investment type assets.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional and flexible premium insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Insurance Department of the State of Nebraska.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement, incurred but not reported claims and unearned premiums. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Reserves for Unpaid Claims, (continued)
Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $5,267,041 or 41.7% and $5,505,357 or 44.2% of the total individual life policies in force as of December 31, 2004 and 2003, respectively. The Company distributed dividends in the amount of $10,784 and $10,512 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2004 and 2003, respectively.

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $(20) and $37 for 2004 and 2003, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with AAMHC and AAMHC includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the balance sheet. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

Federal income tax returns for all companies, with the exception of AMAL and its subsidiaries, have been examined by the Internal Revenue Service (IRS) through 1998. AMAL and its subsidiaries have been examined by the IRS through 1995.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from and benefits paid to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. There are guarantees of principal and interest for the purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at account value). The assets and liabilities of these separate accounts are carried at account value.

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC Securities Valuation Office. Stocks in affiliates are carried on the equity method and, therefore, are not included as part of the fair value disclosure.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments, (continued)
         Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

Accounting Pronouncement
INVESTMENT IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 88 Effective January 1, 2005, the Company adopted SSAP No. 88, "Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46". This statement establishes the valuation method for recording investments in subsidiaries, controlled and affiliated entities. The adoption of SSAP 88 does not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

2.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2004:

                                                                            Gross           Gross
                                                      Book/ Adjusted     Unrealized      Unrealized
                                                      Carrying Value        Gains          Losses        Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                  $     186,756       $   9,111       $     513      $     195,354
All Other Governments                                     3,737             268               -              4,005
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          175,685           3,348             348            178,685
Public Utilities (Unaffiliated)                          79,186           5,187              43             84,330
Industrial & Miscellaneous (Unaffiliated)               748,745          47,626           2,451            793,920
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                       $   1,194,109       $  65,540       $   3,355      $   1,256,294
====================================================================================================================

The table below provides additional information relating to bonds held at December 31, 2003:

                                                                           Gross           Gross
                                                     Book/Adjusted      Unrealized      Unrealized
                                                    Carrying Value        Gaines          Losses          Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                  $     155,265       $   9,984       $     427      $     164,822
All Other Governments                                     4,352             452               -              4,804
States, Territories and Possessions
  (Direct and Guaranteed)                                 4,499             137               -              4,636
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political

  Subdivisions                                          152,443           4,352             592            156,203
Public Utilities (Unaffiliated)                          82,914           6,142              50             89,006
Industrial & Miscellaneous (Unaffiliated)               718,516          54,182           4,191            768,507
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                       $   1,117,989       $  75,249       $   5,260      $   1,187,978
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

2.  Investments, (continued)

Bonds, (continued)
An aging of unrealized losses on the Company's investments in bonds and common stocks - unaffiliated as of December 31, 2004 is as follows:

                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Government                          $   38,678    $    445      $  1,763    $     68     $  40,441    $    513
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities                                38,681         255         4,907          93        43,588         348
Public Utilities (Unaffiliated)               6,957          43             -           -         6,957          43
Industrial & Miscellaneous
  (Unaffiliated)                             76,237       1,043        34,921       1,408       111,158       2,451
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 160,553       1,786        41,591       1,569       202,144       3,355
--------------------------------------------------------------------------------------------------------------------
Common stocks (Unaffiliated)                  3,732         399           563          52         4,295         451
--------------------------------------------------------------------------------------------------------------------
Total                                   $   164,285    $  2,185     $  42,154    $  1,621     $ 206,439    $  3,806
--------------------------------------------------------------------------------------------------------------------

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2004 are temporary.

For substantially all common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 20% of the Company's carrying value of each common stock security. The Company considers various factors when considering if a decline in the fair value of an common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in common stocks - unaffiliated at December 31, 2004 are temporary.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

2.  Investments, (continued)

The carrying value and fair value of bonds at December 31, 2004 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         Book/Adjusted
                                                        Carrying Value        Fair Value
----------------------------------------------------------------------------------------------
Due in one year or less                                $        49,800    $        50,718
Due after one year through five years                          279,125            296,351
Due after five years through ten years                         464,908            491,194
Due after ten years                                            400,276            418,031
----------------------------------------------------------------------------------------------
Total Bonds                                            $     1,194,109    $     1,256,294
==============================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Sales of bond investments in 2004 and 2003 resulted in proceeds of $20,726 and $14,432, respectively, on which the Company realized gross gains of $1,850 and $318, respectively, and gross losses of $799 and $2,019, respectively.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2004 and 2003, bonds totaling $58,569 and $86,358, respectively, (4.7% and 7.5%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2004 and 2003, the Company recorded realized losses for other than temporary impairments on bonds of $1,685 and $3,376, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


2.  Investments, (continued)

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans during 2004 are 6.50% and 5.25%, respectively. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2004 and 2003.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2004 and 2003 are as follows:

                                                 2004             2003
--------------------------------------------------------------------------
California                                $     36,244      $    30,022
Texas                                           33,812           38,667
Washington                                      22,756           23,168
Arizona                                         21,572           21,568
Oregon                                          20,415           17,993
Minnesota                                       20,014           19,267
Nebraska                                        18,373           19,569
All other states                               146,983          137,475
--------------------------------------------------------------------------
                                          $    320,169      $   307,729
==========================================================================

At December 31, 2004 and 2003, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


2.  Investments, (continued)

Fair Value of Financial Instruments
The carrying value and fair value of financial instruments at December 31 are as follows:

                                                                 2004                             2003
                                                 -------------------------------------------------------------------
                                                     Book/Adjusted                    Book/Adjusted
                                                    Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
    Bonds - unaffiliated                          $    1,194,109  $    1,256,294   $    1,117,989  $    1,187,978
    Preferred stocks - unaffiliated                        5,855           5,859            2,216           2,482
    Common stocks - unaffiliated                         119,504         119,504          112,539         112,539
    Mortgage loans                                       320,169         338,523          307,729         329,043
    Cash and cash equivalents                             10,827          10,827           38,323          38,323
    Short-term investments - unaffiliated                 25,486          25,486           20,285          22,779
    Short-term investments - affiliated                   10,768          10,768            5,294           5,294
    Loans on insurance contracts                          57,874          54,935           60,111          56,503
    Other investments                                      1,692           1,692            3,988           3,988
    Accrued investment income                             19,218          19,218           19,805          19,805
    Assets related to separate accounts                  749,317         749,317          622,483         622,483
Financial Liabilities:
    Deposit-type funds                            $      465,661  $      474,019   $      443,607  $      455,667
    Liabilities related to separate accounts             749,317         749,317          622,483         622,483
--------------------------------------------------------------------------------------------------------------------

3.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

          2004                     $    23,912
          2003                          20,328
          2002                          14,604

Federal income taxes incurred at December 31 consist of the following major components:

                                                          2004          2003
--------------------------------------------------------------------------------
Current federal income taxes
Operations                                         $     15,611  $     15,967
Capital gains                                             1,968         2,251
--------------------------------------------------------------------------------
                                                         17,579        18,218
Change in net deferred income taxes                       1,841        (1,973)
--------------------------------------------------------------------------------
    Total federal income taxes incurred            $     19,420  $     16,245
================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

3.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                                        2004          2003
--------------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital losses                   $     65,714  $     64,864
Net realized capital gains(losses) before federal income taxes and
  transfers to IMR                                                                      8,829       (10,436)
--------------------------------------------------------------------------------------------------------------
Total pretax income                                                                    74,543        54,428
Change in non-admitted assets                                                             943        (2,154)
Tax exempt income                                                                      (3,761)       (6,117)
Nondeductible expenses                                                                    745           666
Other                                                                                    (481)          231
--------------------------------------------------------------------------------------------------------------
                                                                                       71,989        47,054
Statutory tax rate                                                                       0.35          0.35
--------------------------------------------------------------------------------------------------------------
                                                                                       25,196        16,469
Release of federal income tax reserve                                                  (5,507)            -
Tax credits                                                                              (269)         (224)
--------------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                                        $     19,420  $     16,245
==============================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                         2004         2003
--------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $      2,295  $      4,061
Deferred policy acquisition costs                                                       6,745         5,693
Future policy and contract benefits                                                     5,287         5,466
Policyowner dividends                                                                   3,687         3,657
Pension and postretirement benefits                                                     8,203         7,382
Non-admitted assets                                                                    10,055        10,385
Other                                                                                   2,207         2,333
--------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                              38,479        38,977
--------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
Unrealized investment gains                                                            24,326        17,140
Other                                                                                   8,137         7,216
--------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                         32,463        24,356
--------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                  6,016        14,621
Less:  non-admitted deferred tax assets                                                     -         4,493
--------------------------------------------------------------------------------------------------------------
Net admitted deferred tax asset                                                  $      6,016  $     10,128
==============================================================================================================

Decrease in deferred tax assets non-admitted                                     $     (4,493) $    (14,157)
==============================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


3.  Income Taxes, (continued)

The change in net deferred income taxes is comprised of the following:

                                                           December 31
                                                       2004             2003             Change
-----------------------------------------------------------------------------------------------------
Gross deferred tax assets                           $    38,479       $    38,977       $     (498)
Gross deferred tax liabilities                           32,463            24,356            8,107
-----------------------------------------------------------------------------------------------------
Net deferred tax asset                              $     6,016       $    14,621           (8,605)
===================================================================================
Tax effect of unrealized gains                                                               6,764
                                                                                  -------------------
Change in net deferred income tax                                                       $   (1,841)
                                                                                  ===================

                                                           December 31
                                                      2003             2002             Change
-----------------------------------------------------------------------------------------------------
Gross deferred tax assets                           $    38,977      $     40,238       $   (1,261)
Gross deferred tax liabilities                           24,356            11,084           13,272
-----------------------------------------------------------------------------------------------------
Net deferred tax asset                              $    14,621      $     29,154          (14,533)
===================================================================================
Tax effect of unrealized gains                                                              16,506
                                                                                  -------------------
Change in net deferred income tax                                                       $    1,973
                                                                                  ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was reduced by $5,507 in 2004.

4.  Information Concerning Parent, Subsidiaries and Affiliates

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life Insurance Company. The stock, which pays dividends in an amount per annum equal to 8% and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015.

On January 30, 2003, the Company purchased 520,562 shares of common stock from Acacia Federal Savings Bank valued on that date for $10,000.

As of the close of business on June 30, 2003 the reinsurance agreement with Pathmark Assurance Company and the Company was terminated. As a result of this termination, reserves were transferred from Pathmark to the Company.

The Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

AVLIC, an affiliate, has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC and AVLIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $2,701 and $4,282 in the VIT as of December 31, 2004 and 2003, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS), an affiliate, to policyowners through the separate accounts. Separate account investments in mutual funds offered through CVS were $79,007 and $71,593 as of December 31, 2004 and 2003, respectively.

The Company had short-term investments of $5,527 and $53 in mutual funds of an affiliate at December 31, 2004 and 2003, respectively.

During 2000, AMAL Corporation entered into an unsecured loan agreement to borrow up to $20,000 from its parents. The note was amended in 2002 to borrow up to $15,000 and came due August 15, 2003. At that time, the maturity date of the promissory note was amended to be August 13, 2004. During 2004, the promissory note was renewed until August 11, 2005. The note carries an interest rate of LIBOR plus 0.625% (2.90625% at December 31, 2004 and 1.8125% at December 31,
2003). Included in short-term investments-affiliated is $5,241 that represent the amount due to the Company from AMAL Corporation at both December 31, 2004 and 2003.

On December 29, 2000, the Company purchased $15,000 of unaffiliated bonds with a maturity date of October 31, 2001, from an affiliate, which are included in short-term investments - unaffiliated. The bonds were purchased at par and had a fair value of $14,400 as of December 31, 2003. Another affiliate guaranteed the Company up to 4% of par plus the accrued interest should the Company receive less than par upon maturity. During 2001, the issuing company declared bankruptcy and the bonds were unpaid at maturity. The Company considered the bonds to be impaired and recorded a write-down of $2,400 in 2001. In addition, in 2001 the Company received a promissory note from the affiliate, which guaranteed the 4% of par for $600. This note at 3% interest matured and settled on October 31, 2002. The book adjusted carrying value of the bonds as of December 31, 2003 was $12,600. On April 12, 2004, the Company settled these bonds and was paid in full after the issuing company emerged from bankruptcy.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                        Receivable (Payable)
--------------------------------------------------------------------------------
Ameritas Holding Company                                $          (753)
AMAL Corporation                                                     15
Ameritas Variable Life Insurance Company                          3,298
First Ameritas Life Insurance Corp. of New York                     343
Pathmark Administrators Inc.                                        188
Ameritas Investment Corp.                                         1,721
Ameritas Investment Advisors, Inc.                                   90
Veritas Corp.                                                         6
Acacia Life Insurance Company                                     3,102
Acacia Federal Savings Bank                                          (5)
Calvert Group, LTD                                                   13
The Advisors Group                                                   (4)
--------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company has entered into a guarantee agreement with Ameritas Variable Life Insurance Company, whereby the Company guarantees the full, complete and absolute performance of all duties and obligations of this company.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $13,556 and $11,951 received under administrative service agreements for the years ended December 31, 2004 and 2003, respectively. Reimbursements of $6,700 and $5,950 for the years ended December 31, 2004 and 2003 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $1,510 and $1,373 for the years ended December 31, 2004 and 2003, respectively.

The Company and its affiliates provide technical, financial, legal, marketing and investment advisory support to Acacia Life and its subsidiaries under administrative service agreements. The income from these services for the years ended December 31, 2004 and 2003 was $6,223 and $8,043, respectively.

5.  Benefit Plans

Defined Benefit Plan

The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company and AMAL. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2004 and 2003, the Company paid $3,000 and $4,240, respectively to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $9,012 and $9,331 at December 31, 2004 and 2003, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the Ameritas Plan and Acacia Plan still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $3,320 and $3,597 in 2004 and 2003, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $103,000 and $97,000 at December 31, 2004 and 2003, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

5.  Benefit Plans, (continued)

Defined Contribution Plans

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. Company matching contributions under the defined contribution plan range from 0.5% to 3.0% of the participant's compensation in 2004 and 2003. In addition, for employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation. Contributions by the Company to the employee and agents defined contribution plans were $2,736 and $2,528 in 2004 and 2003, respectively. A portion of the assets are invested in funds which are advised by an affiliate of Acacia.

The defined contribution plans' assets also include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, the Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $171,000 and $153,000 at December 31, 2004 and 2003, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia.

Post-Retirement Benefit Plans

The Company provides certain health care benefits to retired employees. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The post-retirement benefit obligation and net periodic post-retirement benefit cost in the financial statements and accompanying notes do not reflect the effects of the Act on the Plan. Specific authoritative guidance on the accounting for the federal subsidy was pending and that guidance, when issued, could require the Company to change previously reported information.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. The measures of benefit obligations and net periodic postretirement benefit cost do not reflect effects of the Act. The Company does not expect the adoption of this guidance to have a material impact on the results of operations or statutory statement of admitted assets, liabilities and surplus of the Company.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

5.  Benefit Plans, (continued)

Post-Retirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the post-retirement benefit obligations and fair value of assets for the years ended December 31, 2004 and 2003, and a statement of the funded status as of December 31 of both years:

                                                                                      2004              2003
--------------------------------------------------------------------------------------------------------------------
Reconciliation in benefit obligation
    Benefit obligation at beginning of year                                      $         2,714  $         2,750
    Service cost                                                                              45              105
    Interest cost                                                                            399              173
    Actuarial loss                                                                         4,006              128
    Benefits paid                                                                           (471)            (442)
--------------------------------------------------------------------------------------------------------------------
    Benefit obligation at end of year                                            $         6,693  $         2,714
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
    Fair value of plan assets at beginning of year                               $         2,246  $         1,996
    Actual return on plan assets                                                             122              113
    Employer contributions                                                                   489              395
    Benefits paid                                                                           (300)            (258)
--------------------------------------------------------------------------------------------------------------------
    Fair value of plan assets at end of year                                     $         2,557  $         2,246
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funded status

    Funded status at end of year                                                 $        (4,136) $          (468)
    Unrecognized net actuarial (gain)loss                                                  3,444             (315)
    Unrecognized prior service cost                                                           (1)              (1)
--------------------------------------------------------------------------------------------------------------------
    Accrued benefit cost                                                         $          (693) $          (784)
--------------------------------------------------------------------------------------------------------------------

Periodic post-retirement medical expense included the following components:

                                                                                      Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                                         2004              2003
--------------------------------------------------------------------------------------------------------------------
Service cost                                                                     $            45  $           105
Interest cost                                                                                399              173
Expected return on plan assets                                                              (150)            (132)
Amortization of net (gain)loss                                                               276              (31)
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                                        $           570  $           115
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

5.  Benefit Plans, (continued)

Post-Retirement Benefit Plans, (continued)

The assumptions used in the measurement of the post-retirement benefit obligations are:

                                                                                       2004              2003
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                                          6.00%            6.25%
Expected long term rate of return on plan assets                                       6.00%            7.50%
--------------------------------------------------------------------------------------------------------------------

The assumed health care trend line rate used in measuring the accumulated post-retirement benefit obligation was 8% and 9% in 2004 and 2003, respectively. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease

--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net                     $     43,106     $    (38,738)
periodic post-retirement health care benefit cost

Effect on the health care component of the accumulated
post-retirement benefit obligation                                                 $    614,365     $   (557,400)
--------------------------------------------------------------------------------------------------------------------

Other Plans

Separate supplemental retirement agreements totaling approximately $10,000 and $9,000 included in other liabilities at December 31, 2004 and 2003, respectively, cover certain active and retired employees. These plans are unfunded.

6. Dividend Restrictions and Surplus

The Company is subject to regulation by the Insurance Department of the State of Nebraska, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. No dividends to parent or affiliated companies were paid in the current or prior year.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                                      2004              2003
 -------------------------------------------------------------------------------------------------------------------
 Unrealized gains on investments                                                 $        69,946  $        49,349
 Nonadmitted asset values                                                                (28,644)         (33,324)
 Asset valuation reserves                                                                (51,428)         (43,479)
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

7.  Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $890 and $712 as of December 31, 2004 and 2003, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $648 and $490 as of December 31, 2004 and 2003, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Securities commitments of $40,865 and $28,846 and mortgage loan and real estate commitments of $17,165 and $9,275 were outstanding for investments to be purchased in subsequent years as of December 31, 2004 and 2003, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

The Company has a $15,000 unsecured line of credit available at December 31, 2004. No balance was outstanding at any time during 2004 or 2003.

8.  Gain or Loss to the Reporting Entity from Uninsured Accident and Health
Plans

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:
                                                                                      2004              2003
--------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including                         $         4,055  $         5,164
  administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to
  or received from ASO uninsured plans)                                                        -                -
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $         4,055  $         5,164
--------------------------------------------------------------------------------------------------------------------
Total claim payment volume                                                       $        50,237  $        40,216
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

8. Gain or Loss to the Reporting Entity from Uninsured Accident and Health Plans, (continued)

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:
                                                                                        2004         2003
------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                    $       334  $       251
Other income or expenses (including interest paid to or
  received from plans)                                                                    21           16
Gross expenses incurred (claims and administrative)                                      351          264
------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $         4  $         3
============================================================================================================

9.  Direct Premiums Written

The Company has one third party administrator, HealthPlan Services, Inc., for which direct premiums written exceed 5% of total surplus. This administrator writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is $37,883 and $38,826 for the years ended December 31, 2004 and 2003, respectively. The Company has no other third party administrators or any managing general agents during these periods.

10.  Other Items

Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value as of December 31, 2004 and 2003, has been written down to $225 and $342, respectively, whereby the Company included $0 and $79, respectively, in realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $6,602 and $6,593 at December 31, 2004 and 2003, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $1,121 and $858 at December 31, 2004 and 2003, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

10.  Other Items, (continued)

Participating Contracts, (continued)
The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

11.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, AVLIC, Pathmark (prior to July 1, 2003) and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                           Years Ended December 31
                                                                         --------------------------
                                                                             2004         2003
---------------------------------------------------------------------------------------------------
Premiums:
  Assumed (related party $7,221 and $7,408 in 2004 and 2003)          $     82,942  $     86,303
  Ceded (related party $0 and $10,407 in 2004 and 2003)                     17,582        27,587
Claims:
  Assumed (related party $2,315 and $1,472 in 2004 and 2003)                53,902        55,910
  Ceded (related party $0 and $10,073 in 2004 and 2003)                     13,742        19,330
Reserves:
  Assumed (related party $2,168 and $2,194 in 2004 and 2003)                 3,425         3,313
  Ceded (no amounts for related party in 2004 and 2003)                     40,422        34,435
---------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

12.  Changes in Unpaid Claims and Claim Adjustment Expenses

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                       2004              2003
--------------------------------------------------------------------------------
Balance at January 1                         $        35,039  $        31,469
Less reinsurance recoveries                          (11,246)          (9,287)
--------------------------------------------------------------------------------
Net balance at January 1                              23,793           22,182
--------------------------------------------------------------------------------

Incurred related to:
    Current year                                     241,377          243,420
    Prior year                                        (5,115)          (5,129)
--------------------------------------------------------------------------------
        Total incurred                               236,262          238,291
--------------------------------------------------------------------------------

Paid related to:
    Current year                                     222,997          219,626
    Prior year                                        18,678           17,054
--------------------------------------------------------------------------------
        Total paid                                   241,675          236,680
--------------------------------------------------------------------------------

Net balance at December 31                            18,380           23,793
Plus reinsurance recoveries                            9,835           11,246
Life and Annuity reserves                              2,430            2,573
--------------------------------------------------------------------------------
Total reserve for unpaid claims              $        30,645  $        37,612
================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $5,115 and $5,129 for the years ended December 31, 2004 and 2003, respectively.

13.  Policy Reserves

The Company waives deduction of deferred fractional premiums due upon death of the insured except on those policies issued prior to April 1, 1962, which are paid by preauthorized check. The Company returns any portion of the final premium beyond the date of death when policy provisions call for such a refund. The Company has policy series which do call for a refund of premium and which do not call for a refund. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. For policies issued prior to March 1986, the mean reserves are based on appropriate multiples of standard rates of mortality. For policies issued March 1986 and later, the substandard mean reserve for this class of business is one-half the gross extra premium.

As of December 31, 2004 and 2003, respectively, the Company had $1,488,194 and $1,339,464 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Insurance Department of the State of Nebraska. Reserves to cover the above insurance totaled $9,147 and $9,215 at December 31, 2004 and 2003, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


14. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2004
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       387,886         31.1%
  At book value less current surrender charge of 5% or more                                2,011           .2%
  At fair value                                                                          574,534         46.0%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                   964,431         77.3%
  At book value without adjustment  (minimal or no charge)                               213,581         17.0%
Not subject to discretionary withdrawal                                                   71,104          5.7%
--------------------------------------------------------------------------------------------------------------------
Total gross and net                                                              $     1,249,116        100.0%
====================================================================================================================

                                                                                               2003
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       366,313         33.0%
  At book value less current surrender charge of 5% or more                                2,773           .2%
  At fair value                                                                          491,181         44.3%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                   860,267         77.5%
  At book value without adjustment  (minimal or no charge)                               174,733         15.7%
Not subject to discretionary withdrawal                                                   75,842          6.8%
--------------------------------------------------------------------------------------------------------------------
Total gross and net                                                              $     1,110,842        100.0%
====================================================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Insurance Department of the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2004              2003
-------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       122,590  $      122,119
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)            9,317           9,087
Exhibit 7, Line 14, Column 1                                                             465,661         443,607
-------------------------------------------------------------------------------------------------------------------
                                                                                         597,568         574,813
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                         77,014          44,848
Page 3, Line 2, Column 3                                                                 574,534         491,181
-------------------------------------------------------------------------------------------------------------------
Total                                                                            $     1,249,116  $    1,110,842
===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

15.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                                            2004                               2003
                                            ------------------------------------------------------------------------
                    Type                          Gross         Net of Loading        Gross        Net of Loading
--------------------------------------------------------------------------------------------------------------------
Ordinary new business                        $           328   $           149   $           458  $           215
Ordinary renewal                                       4,893             7,694             4,859            7,218
--------------------------------------------------------------------------------------------------------------------
Totals                                       $         5,221   $         7,843   $         5,317  $         7,433
====================================================================================================================

16.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                        2004              2003
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                                         $       315,100  $       248,404
--------------------------------------------------------------------------------------------------------------------

At December 31:
Reserves by valuation basis
    Fair value                                                                   $       749,317  $       622,483
====================================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
    At fair value                                                                $       749,317  $       622,483
====================================================================================================================

Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
    Transfers to separate accounts                                               $        45,725  $        40,831
    Transfers from separate accounts                                                     (15,403)         (17,926)
--------------------------------------------------------------------------------------------------------------------
    Net transfers to separate accounts                                                    30,322           22,905
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of operations              $        30,322  $        22,905
  of the Company (included in change in policy reserves)
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

17.  EDP Equipment and Software

Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:

                                                                      2004             2003
-----------------------------------------------------------------------------------------------
Electronic data processing equipment                        $        14,996  $        15,035
Operating system software                                             2,414            2,414
Nonoperating system software                                         14,628           13,363
-----------------------------------------------------------------------------------------------
    Subtotal                                                         32,038           30,812
Accumulated depreciation                                            (27,377)         (23,897)
-----------------------------------------------------------------------------------------------
Balance, net                                                $         4,661  $         6,915
===============================================================================================

EDP equipment and operating software included in data processing and other admitted assets are $1,517 and $2,942 at December 31, 2004 and 2003, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $4,252 and $4,936 for the year ended December 31, 2004 and 2003, respectively.

18.  Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and
Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from accounting principles generally accepted in the United States of America (GAAP).
The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                      2004             2003
-----------------------------------------------------------------------------------------------
Statutory net income as reported                            $        56,618  $        36,803
Insurance reserves                                                    1,079           (1,251)
Deferred policy acquisition costs                                    (2,407)          (1,637)
Deferred income taxes and other tax reclassifications                (5,421)            (858)
Statutory investment reserves                                           326             (630)
Earnings of subsidiaries                                             15,624           16,280
Other                                                                (1,357)          (6,595)
-----------------------------------------------------------------------------------------------
GAAP net income                                             $        64,462  $        42,112
===============================================================================================

                                                                      2004             2003
-----------------------------------------------------------------------------------------------
Statutory surplus as reported                               $       703,776  $       638,435
Insurance reserves                                                   (6,585)          (2,389)
Deferred policy acquisition costs                                    46,786           48,140
Deferred income taxes                                               (43,094)         (44,563)
Valuation of investments                                             31,849           35,407
Statutory investment reserves                                        52,936           44,621
Subsidiary equity                                                    32,388           32,163
Statutory non-admitted assets                                        29,600           34,165
Other                                                                (8,268)         (14,093)
-----------------------------------------------------------------------------------------------
GAAP equity                                                 $       839,388  $       771,886
===============================================================================================